UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21419

 NAME OF REGISTRANT:                     SPARX Asia Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 360 Madison Ave 24F
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Evan Gartenlaub
                                         360 Madison Avenue 24F
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-452-5000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


SPARX ASIA PACIFIC EQUITY INC FUND
--------------------------------------------------------------------------------------------------------------------------
 ANHUI EXPRESSWAY CO LTD                                                                     Agenda Number:  701517673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01374100
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  CNE1000001X0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the working report of the Board of Directors      Mgmt          No vote
       for the year 2007

2.     Approve the working report of the Supervisory             Mgmt          No vote
       Committee for the year 2007

3.     Approve the audited financial report for the              Mgmt          No vote
       year 2007

4.     Approve the 2007 profit appropriations proposal:          Mgmt          No vote
       the Group's net profit attributable to holders
       of the parent company as shown on the 2007
       consolidated financial statements prepared
       in accordance with the PRC Accounting Standards
       was RMB 517,448; net profit attributable to
       holders of the parent company as shown on the
       2007 consolidated financial statements prepared
       in accordance with the Hong Kong Accounting
       Standards was RMB 470,955; the Group appropriated
       RMB 58,034 of net profit to the statutory reserve
       fund, including the Company's appropriation
       to statutory reserve fund of RMB 47,153 and
       a subsidiary Xuanguang's appropriation to statutory
       reserve fund attributable to the Company of
       RMB 10,881, the profit attributable to shareholders
       was RMB 459,414 and RMB 412,921 in accordance
       with the PRC Accounting Standards and the Hong
       Kong Accounting Standards respectively; pursuant
       to elevant regulations of the State, the profit
       attributable to shareholders should be the
       lower of that calculated in accordance with
       the PRC Accounting Standards and the Hong Kong
       Accounting Standards; the 2007 profit attributable
       to shareholders was RMB 412,921; the Board
       of the Company recommended the payment of a
       final dividend of RMB 331,722 on the basis
       of RMB 2.0 for every 10 shares [tax included]
       based on the total share capital outstanding
       at the end of 2007 of 1,658,610,000 shares;
       in 2007, no transfers of share capital from
       capital reserves were involved

5.     Appoint the Auditors for the year 2008 and authorize      Mgmt          No vote
       the Board of Directors in determining their
       remuneration

S.6    Amend the Clause 2 of Article 15 and Article              Mgmt          No vote
       160 of the Articles of Association as specified

S.7    Authorize the Board of Directors in accordance            Mgmt          No vote
       with the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       and the Company Law of the Peoples Republic
       of China [as amended from time to time], the
       exercise by the Board of Directors of the Company
       of all the powers of the Company to allot or
       issue new shares, either separately or concurrently
       during the relevant period as specified; to
       make or grant offers, agreements and options
       which would or might be exercised after the
       end of the relevant period; the aggregate nominal
       amount of overseas listed foreign shares allotted
       or agreed conditionally or unconditionally
       to be allotted, otherwise than pursuant to
       issue of shares by conversion of the statutory
       common reserve into capital in accordance with
       the Company Law of the Peoples Republic of
       China and the Articles of the Company, shall
       not exceed 20% of the existing issued overseas
       listed foreign shares of the Company on the
       date when this resolution is approved; to comply
       with the Company Law of the Peoples Republic
       of China and the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited [as amended from time to time]
       and to obtain the approval of the China Securities
       Regulatory Committee and other relevant authority
       of the Peoples Republic of China upon exercising
       the powers; to the approval of the relevant
       authority and in accordance with the Company
       Law of the Peoples Republic of China, be authorized
       to increase the registered share capital of
       the Company to the respective amount upon the
       exercising of the powers, but the registered
       share capital shall not exceed RMB 1,990,332,000;
       to the approval of the listing of and permission
       to deal with the H Shares in the share capital
       of the Company, which are intended to be issued
       by the Company, by the Listing Committee of
       the Stock Exchange of Hong Kong Limited, and
       subject to the approval of China Securities
       Regulatory Committee to issue the said shares;
       to make appropriate and necessary amendments
       to the Article 23, Article 24 and Article 27
       of the Articles of the Company as to reflect
       the alteration of the share capital of the
       Company; and [Authority expires at the conclusion
       of the next AGM of the Company]

8.1    Elect Mr. Wang Shui as a member of the Board              Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.2    Elect Mr. Li Yungui as a member of the Board              Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.3    Elect Mr. Tu Xiaobei as a member of the Board             Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.4    Elect Mr. Li Junjie as a member of the Board              Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.5    Elect Mr. Liu Xianfu as a member of the Board             Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.6    Elect Mr. Meng Jie as a member of the Board               Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.7    Elect Mr. Leung Man Kit as a member of the Board          Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.8    Elect Ms. Li Mei as a member of the Board of              Mgmt          No vote
       the Company for the fifth session by way of
       voting one by one

8.9    Elect Ms. Guo Shan as a member of the Board               Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

9.1    Elect Mr. Li Huaijie as a member of the Supervisory       Mgmt          No vote
       Committee of the Company for the fifth session
       by way of voting one by one

9.2    Elect Mr. Dong Zhi as a member of the Supervisory         Mgmt          No vote
       Committee of the Company for the fifth session
       by way of voting one by one

10.    Approve to determine the remuneration of the              Mgmt          No vote
       members of the Board and the Supervisory Committee
       of the Company for the fifth session and authorize
       the Board to decide on the terms of the service
       contracts of the Directors and Supervisors




--------------------------------------------------------------------------------------------------------------------------
 ARISTOCRAT LEISURE LIMITED                                                                  Agenda Number:  701514413
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0521T108
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  AU000000ALL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditor for the YE
       31 DEC 2007

2.     Re-elect Mr. R.A. Davis as a Director of the              Mgmt          No vote
       Company, who retires in accordance with Clause
       12.3 of the Constitution of the Company

3.     Approve, for all purposes, including for the              Mgmt          No vote
       purpose of ASX Listing Rule 10.14, to grant
       279,441 performance share rights to Mr. P.N.
       Oneile, Chief Executive Officer and Managing
       Director, pursuant to the Company's Long-Term
       Performance Share Plan as specified

4.     Approve, for all purposes, including for the              Mgmt          No vote
       purpose of ASX Listing Rule 10.14, to grant
       75,331 performance share rights to Mr. S.C.M.
       Kelly, Chief Financial Officer and Finance
       Director, pursuant to the Company's Long-Term
       Performance Share Plan as specified

5.     Adopt the remuneration report for the Company             Mgmt          No vote
       [included in the Directors' report] for the
       YE 31 DEC 2007

S.6    Approve that the Company renew the proportional           Mgmt          No vote
       takeover the provisions in Clause 24 of the
       Company's Constitution for a period of 3 years
       from the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701640915
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2008
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Authorize the Manager, for the issue of new               Mgmt          No vote
       units in A-REIT [Units] and/or convertible
       securities or other instruments which may be
       convertible into units [Convertible Securities]
       in the FYE 31 MAR 2009 such that the number
       of new units issued [and/or units into which
       the Convertible Securities may be converted]
       does not exceed 50.0% of the number of Units
       in issue as at 31 MAR 2008 [which is the end
       of A-REIT's last FY] [the Base Figure], of
       which the aggregate number of new units issued
       [and/or units into which the Convertible Securities
       may be converted], where the units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing unitholders of A-REIT, must
       not be more than 20.0% of the base figure [the
       General Mandate]; pursuant to the General Mandate,
       the issue units arising from the conversion
       of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; where the terms of the issue of the
       Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and authorize the Ascendas Funds Management
       (S) Limited, as Manager of A-REIT (the Manager),
       any Director of the Manager (Director) and
       HSBC Institutional Trust Services (Singapore)
       Limited, as Trustee of A-REIT [the Trustee]
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such Director
       or [as the case may be] the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the General Mandate




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701407430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2007
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, financial report               Non-Voting    No vote
       and the reports of the Directors and of the
       Auditor for the YE 30 SEP 2007

s.2.a  Approve the terms and conditions of the selective         Mgmt          No vote
       buy back agreement relating to the buy back
       of the preferences shares which form part of
       the ANZ Stapled Exchangeable Preferred Securities
       [ANZ StEPS] as specified

s.2.b  Approved the terms and conditions of the selective        Mgmt          No vote
       reduction of capital relating to the preference
       shares which form part of ANZ StEPS as specified

S.3    Adopt the Constitution as specified                       Mgmt          No vote

4.     Approve, in accordance with ASX Listing Rule              Mgmt          No vote
       10.14, the allocation of AUD 9 million worth
       of deferred shares for the benefit of Mr. Michael
       Smith, the Managing Director and Chief Executive
       Officer of the Company on the terms and conditions
       as specified

5.     Approve, in accordance with ASX Listing Rule10.14,        Mgmt          No vote
       to grant 3 tranches of performance rights equivalent
       in value to AUD 9 million to Mr. Michael Smith,
       the Managing Director and Chief Executive Officer
       of the Company on the terms and conditions
       as specified

6.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 5 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       4 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 4 OF THE 5 DIRECTORS.
       THANK YOU.

7.a    Elect Mr. R.J. Reeves as a Director                       Mgmt          No vote

7.b    Re-elect Mr. D.E. Meiklejohn as a Director who            Mgmt          No vote
       retires in accordance with the Company's Constitution

7.c    Re-elect Mr. J.P Morschel as a Director who               Mgmt          No vote
       retires in accordance with the Company's Constitution

7.d    Elect Mr. I. J. Macfarlane as a Director who              Mgmt          No vote
       retires in accordance with the Company's Constitution

7.e    Re-elect Dr. G. J. Clark as a Director who retires        Mgmt          No vote
       in accordance with the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          No vote
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          No vote
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701444173
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2008
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, pursuant to Clause 15.2.3 of the trust             Mgmt          No vote
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006] [the 'Trust Deed']
       entered into between Eagle Asset Management
       [CP] Limited, as the Manager [the 'REIT Manager']
       of Champion REIT, and HSBC Institutional Trust
       Services [Asia] Limited, as Trustee of Champion
       REIT [the 'Trustee'], the investment strategy
       of Champion REIT so as not to contain any geographical
       restrictions; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in sub-paragraph [a] of this
       Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 7.1.6(iii) of the Trust Deed by
       deleting the words 'For the purposes of this
       Clause 7.1.6, and Clauses 7.2.2 and 7.2.3:'
       and replacing the same by For the purposes
       of Clauses 7.1.6, 7.1.7, 7.2.2 and 7.2.3; pursuant
       to Clause 31.1 of the Trust Deed, Clause 7.1.7
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; pursuant
       to Clause 31.1 of the Trust Deed, Clause 1.1
       of the Trust Deed by inserting the specified
       definition of 'Excluded Associate' immediately
       after the definition of 'Duties and Charges';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 1.1, 7.1.6(iii) and
       7.1.7 of the Trust Deed

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 7.2.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the above
       amendment in relation to Clause 7.2.2 of the
       Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 7.2.3 of the Trust Deed to be
       amended by inserting the specified new paragraph
       immediately after Clause 7.2.3(b) of the Trust
       Deed; and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.2.3 of the Trust Deed

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 2.4.6 of the Trust Deed to be
       amended by adding the words 'and all other
       fees, costs and expenses [including costs and
       expenses incurred in respect of roadshows,
       press conferences, luncheons, presentations,
       and other public relations-related fees, costs
       or expenses and fees for public relations consultants
       and Unit/Convertible Instrument issuance-related
       expenses] in connection with any offering or
       issue of Units or Convertible Instruments'
       after the words 'under Clause 7'; pursuant
       to Clause 31.1 of the Trust Deed, Clause 2.4.13
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 2.4.6 and 2.4.13 of
       the Trust Deed

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 20.6.1 of the Trust Deed to be
       amended by deleting the sentence 'The Manager
       shall also arrange for the Auditors to review
       and check its calculation under this Clause
       20 of the Distribution Entitlement of each
       Holder in respect of each Distribution Period
       and to issue a confirmation letter to the Trustee'
       and replacing such sentence with 'The Manager
       shall also arrange for the Auditors to review
       and check the calculation of the distribution
       entitlement of each Holder in respect of each
       distribution period and to issue a confirmation
       letter regarding such review and verification
       to the Manager, who will then provide a copy
       of such confirmation letter to the Trustee';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 20.6.1 of the Trust Deed

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 6.5.2 of the Trust Deed by adding
       the words 'or by such other publication method
       as may be required or permitted by the Code
       or the SFC from time to time' after the words
       'such notice may be given by way of public
       advertisement in at least 1 English language
       newspaper in Hong Kong and 1 Chinese language
       newspaper in Hong Kong'; pursuant to Clause
       31.1 of the Trust Deed, Clause 24.3 of the
       Trust Deed to be amended by inserting the specified
       new paragraph immediately after Clause 24.3.4;
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 6.5.2 and 24.3 of the
       Trust Deed

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, Clause 6.5.2 of the Trust Deed by replacing
       the words 'The Registrar' with the words 'The
       Manager' immediately before the words 'shall
       give not less than 14 days' prior notice to
       the SEHK and the Holders in the event that
       the Register is closed during any Business
       Day'; pursuant to Clause 31.1 of the Trust
       Deed, Clause 15.6.1(iii) of the Trust Deed
       to be amended by replacing the words 'Clause
       8' with the words 'Clause 18' at end of the
       said clause; pursuant to Clause 31.1 of the
       Trust Deed, Clause 24.6 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each, to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the above amendments in relation to Clauses
       6.5.2,15.6.1(iii) and 24.6 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701463945
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  06-Mar-2008
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition [and the consummation            Mgmt          No vote
       of the transactions contemplated by the Purchase
       Agreements, including the repayment of the
       existing LP facility] as specified and on the
       terms and conditions set out in each Purchase
       Agreement; the entering into, and performance,
       by the Purchaser of each of the Purchase Agreements;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       purchaser of the Deed of Undertaking and Indemnity;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       Purchaser of the Deeds of Tax Covenant; pursuant
       to the Purchase Agreements, the entering into
       at completion, and performance, by the REIT
       Manager and the Property Manager of the Deed
       of ratification and accession; the issue of
       such number of new Consideration Units to the
       GE holder as may be determined in accordance
       with the Renaissance Purchase Agreement [up
       to an aggregate issue amount of the Consideration
       Units to be issued to the GE holder of HKD
       4,264 million] to finance part of the total
       renaissance consideration at an issue price
       per unit that is equal to the issue price for
       the placement units determined in accordance
       with this resolution, which number shall not
       exceed, when taken together with the number
       of Placement Units to be issued and the total
       number of conversion units that may be issued
       under the 2008 Convertible Bonds [if issued
       on conversion of the 2008 Convertible Bonds
       at the initial conversion price and excluding
       any General Mandate Conversion Units], the
       authorised issue; the issue of the 2008 Convertible
       Bonds for aggregate gross issue proceeds of
       up to HKD 5,200 million, which approval shall
       be deemed to include an approval of: i) the
       actual terms and conditions of the 2008 Convertible
       Bonds, together with any terms and conditions
       which are incidental or ancillary to such terms,
       in each case as may be agreed between the Bond
       Placement Underwriter and the REIT Manager;
       ii) the issue of Conversion Units at an initial
       conversion price to be agreed between the Bond
       Placement Underwriter and the REIT Manager
       at the 2008 Convertible Bonds Placement Pricing
       Date, provided that the initial conversion
       price shall be equal to or greater than the
       closing price of the Units on the Hong Kong
       Stock Exchange at the 2008 Convertible Bonds
       Placement Pricing Date; iii) the issue of:
       1) such number of Conversion Units upon conversion
       of the 2008 Convertible Bonds that, if issued
       at the initial conversion price and excluding
       the General Mandate Conversion Units, and when
       taken together with the number of Consideration
       Units and Placement Units to be issued, will
       not exceed the authorised issue; and 2) any
       Conversion Units in excess of the number of
       Conversion Units referred to in (1) above that,
       when issued upon conversion of the 2008 Convertible
       Bonds, would result from such conversion and
       issue being effected at a conversion price
       other than the initial conversion price following
       any adjustment which may apply under the terms
       of the 2008 Convertible Bonds; and iv) the
       issue of 2008 Convertible Bonds [and any Conversion
       Units to be issued pursuant thereto] to 1 or
       more GE Entities in respect of up to 50% of
       the aggregate gross issue proceeds of the 2008
       Convertible Bonds issued upon completion of
       the bond placement; the issuance of such number
       of new Placement Units as would be required
       to raise aggregate gross issue proceeds of
       up to HKD 4,536 million, at an issue price
       to be determined by agreement between the REIT
       Manager and the Unit Placement Underwriter
       prior to the commencement of the unit placement,
       provided that such issue price will not be
       at a discount of more than 20% to the average
       closing price of the Units on the Hong Kong
       Stock Exchange in the 10 trading days immediately
       prior to the Unit Placement Pricing Date, which
       number will not exceed, when taken together
       with the number of Consideration Units to be
       issued and the total number of Conversion Units
       that may be issued [if issued on conversion
       of the 2008 Convertible Bonds at the Initial
       Conversion Price and excluding any General
       Mandate Conversion Units], the authorised issue;
       the issue of the Subscription Units to the
       GE Placing Company pursuant to the Placing
       and Top-Up Subscription Mechanism, which approval
       shall also be deemed to include an approval
       of the actual terms and conditions of any placing
       and top-up subscription agreement that may
       be entered into between the REIT Manager, the
       Unit Placement Underwriter and 1 or more GE
       Entities [including the GE Placing Company]
       in respect of the Subscription Units; the entering
       into by the Purchaser of, and the consummation
       of the transactions contemplated by, the Deed
       of Amendment of Distribution Entitlement Waiver
       Deed, including the making of the payments
       contemplated thereunder; and the 2008 Continuing
       Connected Party Transactions in accordance
       with the terms and conditions under the relevant
       waiver package, in each case, as specified
       [each of the transactions described in this
       resolution, are hereinafter collectively referred
       to as the Transactions Requiring Approval]
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee severally
       to complete and to do or cause to be done all
       such acts and things [including executing all
       such documents as may be required] as the REIT
       Manager, such Director of the REIT Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       Champion REIT, to give effect to any and all
       matters in relation to the Transactions Requiring
       Approval generally




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701544555
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  AGM
    Meeting Date:  09-May-2008
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements of               Mgmt          No vote
       Champion REIT together with Auditors' report
       for the YE 31 DEC 2007

2.     Approve the payment of distribution for YE 31             Mgmt          No vote
       DEC 2007

3.     Appoint the Auditors of Champion REIT and approve         Mgmt          No vote
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHANG HWA COMMERCIAL BANK                                                                   Agenda Number:  701567010
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1293J105
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0002801008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 471985 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2007 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2007 profit distribution, proposed            Mgmt          No vote
       cash dividend :TWD 0.9/ SHS

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote
       according to the Company law 172-1

B.4    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.5    Approve to revise the procedures of trading               Mgmt          No vote
       derivatives

B.6    Other issues and Extraordinary Motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEIL COMMUNICATIONS INC, SEOUL                                                             Agenda Number:  701482173
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1296G108
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  KR7030000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 35 income statement, balance sheet,           Mgmt          No vote
       and the disposition of retained earning

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation

3.     Elect the Directors                                       Mgmt          No vote

4.     Approve the limit of remuneration of the Directors        Mgmt          No vote

5.     Approve the limit of remuneration of the Auditors         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701536786
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          No vote
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          No vote

3.A    Re-elect Mr. Henry Fan Hung Ling as a Director            Mgmt          No vote

3.B    Re-elect Mr. Carl Yung Ming Jie as a Director             Mgmt          No vote

3.C    Re-elect Mr. Leslie Chang Li Hsien as a Director          Mgmt          No vote

3.D    Re-elect Mr. Li Shilin as a Director                      Mgmt          No vote

3.E    Re-elect Mr. Hamilton Ho Hau Hay as a Director            Mgmt          No vote

3.F    Re-elect Mr. Andre Desmarais as a Director                Mgmt          No vote

3.G    Re-elect Mr. Kwok Man Leung as a Director                 Mgmt          No vote

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote
       the Auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          No vote
       to this resolution, to allot, issue and dispose
       of additional shares in the Company and to
       make or grant offers, agreements and options,
       during and after the relevant period, otherwise
       than pursuant to i) rights issue or ii) any
       option scheme or similar arrangement or iii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       pursuant to the new Articles of Association
       of the Company from time to time, shall not
       exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution and the said
       mandate shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

6.     Authorize Directors of the Company, during the            Mgmt          No vote
       relevant period, to purchase or otherwise acquire
       shares of the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          No vote
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 5

8.     Approve, with effect from the FYE 31 DEC 2008,            Mgmt          No vote
       to the Director's fee of each of the Non-executive
       Directors of the Company be fixed at HKD 200,000
       per annum, until the Company in general meeting
       otherwise determines




--------------------------------------------------------------------------------------------------------------------------
 CLP HLDGS LTD                                                                               Agenda Number:  701525404
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1660Q104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  HK0002007356
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited financial statements        Mgmt          No vote
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 0.92 per share            Mgmt          No vote

3.A    Elect Mr. Paul Arthur Theys as a Director                 Mgmt          No vote

3.B    Re-elect the Honourable Sir Michael Kadoorie              Mgmt          No vote
       as a Director

3.C    Re-elect the Honourable Sir Sze Yuen Chung as             Mgmt          No vote
       a Director

3.D    Re-elect Mr. John Andrew Harry Leigh as a Director        Mgmt          No vote

3.E    Re-elect Mr. Kan Man Lok Paul as a Director               Mgmt          No vote

3.F    Re-elect Mr. Ronald James McAulay as a Director           Mgmt          No vote

3.G    Re-elect Professor Tsui Lam Sin Lai Judy as               Mgmt          No vote
       a Director

3.H    Re-elect Sir Roderick Ian Eddington as a Director         Mgmt          No vote

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       of the Company and authorize the Directors
       to fix Auditors' remuneration for the YE 31
       DEC 2008

5.     Authorize the Directors of the Company to allot,          Mgmt          No vote
       issue and dispose of additional shares of the
       Company make or grant offers, agreements, options
       or warrants which would or might require the
       exercise of such powers, during and after the
       relevant period, the aggregate nominal value
       of share capital allotted or agreed to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors of the Company pursuant to:
       i) a rights issue, or ii) any option scheme
       or similar arrangement or the time being adopted
       for the grant or issue to the officers and/or
       employees of the Company and/or any f its subsidiaries
       of shares or rights to acquire shares of the
       Company or iii) any scrip dividend or similar
       arrangement pursuant to the Articles of Association
       of the Company from time to time, shall not
       exceed 5 % of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution and the said
       mandate shall be limited accordingly; [Authority
       expires at the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

6.     Authorize the Directors of the Company during             Mgmt          No vote
       the relevant period to exercise all the powers
       of the Company to purchase or otherwise acquire
       shares of HKD 5.00 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

7.     Approve the conditional upon the passing of               Mgmt          No vote
       Resolution 5 and 6 [as specified], the aggregate
       nominal amount of the shares which are purchased
       or otherwise acquired by the Company pursuant
       to Resolution 6 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701407290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  EGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Revised Cap for the "Provision     Mgmt          No vote
       of exploration and support services" category
       of continuing connected transactions, as specified

2.     Approve the Non-exempt Continuing Connected               Mgmt          No vote
       Transactions as specified, which the Company
       expects to occur on a regular and continuous
       basis in the ordinary and usual course of business
       of the Company and its subsidiaries, as the
       case may be, and to be conducted on normal
       commercial terms, and authorize any Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such transactions

3.     Approve and ratify the Proposed Caps for each             Mgmt          No vote
       category of the Non-exempt Continuing Connected
       Transactions, as specified




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701536647
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.1    Receive the audited statement of accounts together        Mgmt          No vote
       with the reports of the Directors and the Auditors
       thereon for the YE 31 DEC 2007

a.2    Declare a final dividend for the YE 31 DEC 2007           Mgmt          No vote

a.3.1  Re-elect Mr. Fu Chengyu as a Executive Director           Mgmt          No vote

a.3.2  Re-elect Mr. Zhou Shouwei as a Executive Director         Mgmt          No vote

a.3.3  Re-elect Mr. Yang Hua as a Executive Director             Mgmt          No vote

a.3.4  Re-elect Professor Lawrence J. Lau as a Independent       Mgmt          No vote
       Non-Executive Director

a.3.5  Elect Mr. Wang Tao as a new Independent Non-Executive     Mgmt          No vote
       Director

a.3.6  Authorize the Board of Directors to fix the               Mgmt          No vote
       remuneration of each of the Directors

a.4    Re-appoint the Company's Independent Auditors             Mgmt          No vote
       and authorize the Board of Directors to fix
       their remuneration

b.1    Authorize the Directors of the Company, subject           Mgmt          No vote
       to paragraph (b) below, the exercise by the
       Directors during the Relevant Period [as hereinafter
       defined] of all the powers of the Company to
       repurchase shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], or of any other Recognized
       Stock Exchange and the Articles of Association
       [the Articles] of the Company; the aggregate
       nominal amount of shares of the Company which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) above shall
       not exceed 10'%of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

b.2    Authorize the Directors of the Company, subject           Mgmt          No vote
       to the following provisions of this resolution,
       the exercise by the Directors during the Relevant
       Period [as hereinafter defined] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers; authorize
       the Directors, the approval in paragraph (a)
       above during the Relevant Period to make or
       grant offers, agreements and options [including
       bonds, notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers after the end of the Relevant Period;
       the aggregate nominal amount of share capital
       of the Company allotted or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as hereinafter
       defined]; (ii) an issue of shares pursuant
       to any specific authority granted by shareholders
       of the Company in general meeting, including
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any bonds, notes,
       debentures or securities convertible into shares
       of the Company; (iii) an issue of shares pursuant
       to the exercise of any option granted under
       any share option scheme or similar arrangement
       for the time being adopted by the Company and/or
       any of its subsidiaries; (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or (v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of re1evant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by the terms of such
       options, rights to subscribe or other securities
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable Laws or the Articles of the
       Company to be held]

b.3    Authorize the Directors, subject to the passing           Mgmt          No vote
       of the resolutions B1 and B2 as specified to
       allot, issue and deal with additional shares
       or the Company pursuant to resolution B2 specified
       in this notice by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with resolution B1 set out in
       this notice, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 COMFORTDELGRO CORPORATION LTD                                                               Agenda Number:  701511126
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1690R106
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2008
          Ticker:
            ISIN:  SG1N31909426
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       the audited financial statements for the FYE
       31 DEC 2007 together with the Auditors' report
       thereon

2.     Declare a tax-exempt [1-tier] final dividend              Mgmt          No vote
       of 2.65 cents per ordinary share in respect
       of the FYE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          No vote
       SGD 505,000 for the FYE 31 DEC 2007

4.     Re-elect Mr. Oo Soon Hee as a Director, who               Mgmt          No vote
       retires pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Ong Ah Heng as a Director, who               Mgmt          No vote
       retires pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Mr. Tow Heng Tan as a Director, who              Mgmt          No vote
       retires pursuant to Article 91 of the Company's
       Articles of Association

7.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          No vote
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors of the Company, pursuant          Mgmt          No vote
       to Section 161 of the Companies Act, Chapter
       50 and the Listing Rules of the Singapore Exchange
       Securities Trading Limited, to issue shares
       in the Company [whether by way of rights, bonus
       or otherwise] at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit, provided that:
       a) the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares, of which the aggregate number of shares
       to be issued other than on a pro-rata basis
       to shareholders of the Company does not exceed
       10% of the issued shares in the capital of
       the Company excluding treasury shares; b) for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the total number of issued shares excluding
       treasury shares, shall be based on the total
       number of issued shares in the capital of the
       Company, excluding treasury shares, at the
       time this resolution is passed, after adjusting
       for i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options which are outstanding at the
       time this resolution is passed, and ii) any
       subsequent bonus issue, consolidation or subdivision
       of shares; [Authority expires the earlier at
       the conclusion of the next AGM of the Company
       or when it is required by Law to be held]

9.     Authorize the Directors of the Company to allot           Mgmt          No vote
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the ComfortDelGro Employees' Share Option
       Scheme, provided that the aggregate number
       of shares to be issued pursuant to the ComfortDelGro
       Employees' Share Option Scheme shall not exceed
       15% of the total issued shares in the capital
       of the Company excluding treasury shares, from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 COMPAL ELECTRONICS INC                                                                      Agenda Number:  701567135
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16907100
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0002324001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 466840 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

B.1    Approve the 2007 financial statements                     Mgmt          No vote

B.2    Approve the 2007 profit distribution; cash dividend:      Mgmt          No vote
       TWD 2.4 per share

B.3    Approve to issue new shares from retained earnings,       Mgmt          No vote
       staff bonus and capital reserves; stock dividend:
       2 for 1,000 shares held; bonus issue: 3 for
       1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.5    Elect Mr. John Kevin Medica [ID No.: 19580823JO]          Mgmt          No vote
       as a Director

B.6    Approve to release the prohibition on the Directors       Mgmt          No vote
       from participation in competitive business

B.7    Other issues and extraordinary motion                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CORETRONIC CORPORATION                                                                      Agenda Number:  701603347
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1756P119
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0005371009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 480927 DUE TO CHANGE IN VOTING STATUS OF
       A RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU

A.1    The 2007 business operations report                       Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

A.3    The status of capitalization injection through            Non-Voting    No vote
       issuance of new common shares or issuance of
       Global Depository Receipts

A.4    The status of buy back of treasury stock and              Non-Voting    No vote
       conditions of tranferring to employees

A.5    The revision of the rules for proceedings of              Non-Voting    No vote
       the Board meetings

B.1    Approve 2007 business reports and financial               Mgmt          No vote
       statements

B.2    Approve the profit distribution: proposed cash            Mgmt          No vote
       dividend: TWD 3 per share

B.3    Amend the Memorandum and Articles of Association          Mgmt          No vote

B.4    Approve the capitalization through issuance               Mgmt          No vote
       of new shares for 2007 dividend and employee
       profit sharing; proposed stock divided: 20
       for 1,000 shares held

B.5    Approve the capital injection by issuing new              Mgmt          No vote
       shares or Global Depository Receipts

B.6    Approve to establish a new Company [unlisted]             Mgmt          No vote

B.7    Approve to revise the procedure of asset acquisition      Mgmt          No vote
       or disposing

B.8    Approve the revision of procedure of monetary             Mgmt          No vote
       loans, endorsement and guarantee

B.9    Approve to release the Directors elected from             Mgmt          No vote
       non competition restrictions

B.10   Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAH SING BANKING GROUP LTD                                                                  Agenda Number:  701571259
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1923F101
    Meeting Type:  AGM
    Meeting Date:  28-May-2008
          Ticker:
            ISIN:  HK2356013600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          No vote
       together with the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend [with scrip option]              Mgmt          No vote

3.i    Re-elect Mr. David R. Hinde as a Director                 Mgmt          No vote

3.ii   Re-elect Mr. Lung-Man Chiu [John Chiu] as a               Mgmt          No vote
       Director

3.iii  Re-elect Mr. Gary Pak-Ling Wang as a Director             Mgmt          No vote

3.iv   Re-elect Mr. Harold Tsu-Hing Wong as a Director           Mgmt          No vote

4.     Approve to fix the fees of the Directors for              Mgmt          No vote
       the YE 31 DEC 2007

5.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          No vote
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors, pursuant to Section              Mgmt          No vote
       57B, to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of options or similar arrangements; or iii)
       an issue of shares; or iv) an issue of shares
       of the Company as scrip dividend or similar
       arrangement in accordance with the memorandum
       and articles of association of the Company;
       or (v) pursuant to any existing specific authority;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTONE TELECOMMUNICATIONS CO LTD                                                       Agenda Number:  701580032
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7540C108
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  TW0004904008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2007 business operations                    Non-Voting    No vote

A.2    To report the 2007 financial statements                   Non-Voting    No vote

A.3    To report the 2007 audited reports                        Non-Voting    No vote

A.4    To report the establishment for the Rules of              Non-Voting    No vote
       the Board Meeting

B.1    Approve the 2007 financial statements                     Mgmt          No vote

B.2    Approve the 2007 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 3.1 per share

B.3    Approve the proposal to release the prohibition           Mgmt          No vote
       on the Directors from participation in the
       competitive business

B.4    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FIRST FINL HLDG CO LTD                                                                      Agenda Number:  701556548
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2518F100
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0002892007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 455551 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

A.3    The revision to the rules of the Board meeting            Non-Voting    No vote

A.4    The publication to the rules of financial holding         Non-Voting    No vote
       Company

B.1    Approve the 2007 business reports and consolidated        Mgmt          No vote
       financial statements

B.2    Approve the 2007 profit distribution; cash dividend:      Mgmt          No vote
       TWD 1.7 per share; stock dividend: 12 for 1,000
       shares held

B.3    Approve to issue the new shares from retained             Mgmt          No vote
       earnings

B.4    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA CHEMICALS AND FIBRE CORP                                                            Agenda Number:  701603361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y25946107
    Meeting Type:  AGM
    Meeting Date:  06-Jun-2008
          Ticker:
            ISIN:  TW0001326007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 471799 DUE TO CHANGE IN VOTING STATUS ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To the 2007 business operations                           Non-Voting    No vote

B.1    Receive the 2007 financial statements                     Mgmt          No vote

B.2    Approve the 2007 profit distribution proposed             Mgmt          No vote
       cash dividend: TWD 7 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve to revise the rules of the election               Mgmt          No vote
       of the Directors and the Supervisors

B.5    Other issues                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701428193
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2007
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the terms and conditions of the agreement        Mgmt          No vote
       made between the Company and Cheung Kong Infrastructure
       Holdings Limited [CKI] dated 30 OCT 2007 [the
       Agreement]; the acquisition by the Company
       of 50% of the entire issued share capital of
       Stanley Power Incorporation as at the completion
       date of the Agreement and the carrying out
       by the Company of the related transactions
       [collectively, the Transactions] as contemplated
       under the Agreement, and/or as set out in the
       circular to the shareholders of the Company
       dated 20 NOV 2007 [the Circular]; and the implementation,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the Agreement and/or the Transactions; and
       authorize any 2 Executive Directors of the
       Company to execute all such documents and deeds
       [and if necessary apply the common seal of
       the Company thereto] and do all such acts,
       matters and things as they may in their discretion
       consider necessary or desirable on behalf of
       the Company for the purpose of implementing,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the Agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement and/or the Transactions, including
       agreeing any modifications, amendments, waivers,
       variations or extensions of the Agreement and
       /or any deed, document, undertaking or obligation
       entered into or associated with the Agreement
       and/or any deed, document, undertaking or obligation
       entered into or associated with the Agreement
       and/or the Transactions, as such Directors
       may deem fit




--------------------------------------------------------------------------------------------------------------------------
 K T & G CORP                                                                                Agenda Number:  701462361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49904108
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2008
          Ticker:
            ISIN:  KR7033780008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          No vote

2.     Elect 2 Executive Directors                               Mgmt          No vote

3.     Elect 3 Outside Directors                                 Mgmt          No vote

4.     Elect the Outside Director as Audit Committee             Mgmt          No vote
       Member

5.     Approve the limit of remuneration for the Directors       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK, SEOUL                                                                         Agenda Number:  701457219
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4822W100
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2008
          Ticker:
            ISIN:  KR7060000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          No vote

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.     Elect the Directors                                       Mgmt          No vote

4.     Elect a candidate of Audit Committee Member               Mgmt          No vote
       who is not an outside Director

5.     Elect a candidate of Audit Committee Member               Mgmt          No vote
       who is one of outside Directors

6.     Approve the limit of remuneration of the Directors        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LG DACOM CORPORATION                                                                        Agenda Number:  701463058
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5252V108
    Meeting Type:  AGM
    Meeting Date:  07-Mar-2008
          Ticker:
            ISIN:  KR7015940000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          No vote

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation

3.     Elect 1 Director and 3 Outside Directors                  Mgmt          No vote

4.     Elect 2 Auditor Committee Members                         Mgmt          No vote

5.     Approve the limit of remuneration for the Directors       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE KOREA INFRASTRUCTURE FD                                                           Agenda Number:  701465583
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53643105
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2008
          Ticker:
            ISIN:  KR7088980008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Control Directors                               Mgmt          No vote

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD, SINGAPORE                                                                    Agenda Number:  701500096
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8838Q148
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2008
          Ticker:
            ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       audited accounts for the YE 31 DEC 2007

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          No vote
       of 8.3 cents per share for the YE 31 DEC 2007

3.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          No vote
       Companies Act [Chapter 50], Mr. Hsuan Owyang
       as a Director of the Company to hold such office
       until the next AGM of the Company

4.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          No vote
       Companies Act [Chapter 50], Mr. Patrick Yeoh
       Khwai Hoh as a Director of the Company to hold
       such office until the next AGM of the Company

5.     Re-elect, pursuant to Article 92, Mr. Ganen               Mgmt          No vote
       Sarvananthan as a Director, who retires in
       accordance with Article 91 of the Company's
       Articles of Association

6.     Re-elect, pursuant to Article 92, Mr. Teo Soon            Mgmt          No vote
       Hoe as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

7.     Re-elect, pursuant to Article 92, Mr. Reggie              Mgmt          No vote
       Thein as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

8.     Approve the Directors' fees of SGD 390,000 for            Mgmt          No vote
       the YE 31 DEC 2007

9.     Re-appoint the Auditors and authorize the Directors       Mgmt          No vote
       to fix their remuneration

10.    Authorize the Directors, to offer and grant               Mgmt          No vote
       options in accordance with the provisions of
       the MobileOne Share Option Scheme [the Scheme]
       and to allot and issue such shares as may be
       issued pursuant to the exercise of the options
       under the Scheme, provided always that the
       aggregated number of shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

11.    Authorize the Directors of the Company: a) i)             Mgmt          No vote
       to issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company;
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law]

12.    Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [Shares], not exceeding in aggregate
       the maximum percentage [as hereafter defined],
       at such price or prices as may be determined
       from time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on the SGX-ST as the case may
       be, Other Exchange] in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Act and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being applicable [the Share
       Purchases Mandate]; [Authority expires the
       earlier of the date of the next AGM is held
       and the date by which next AGM is required
       by the Law]; and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

13.    Approve, for the purposes of Chapter 9 of the             Mgmt          No vote
       Listing manual of the Singapore Exchange Securities
       Trading Limited [the Listing Manual], for the
       Company, its subsidiaries and associated Companies
       that are entities at risk [as that term is
       used in Chapter 9 of the Listing Manual], or
       any of them, to entire into any of the transactions
       falling within the types of interested person
       transaction described in the circular to shareholders
       dated 24 MAR 2008[the Circular] with any party
       who is of the class of interested persons described
       in the Circular, provided that such transactions
       are made on normal Commercial terms and in
       accordance with the review procedures for such
       interested person transactions, shall, unless
       revoked or varied by the Company in a general
       meeting, continue in force until the conclusion
       of the next AGM of the Company, and authorize
       the Directors of the Company to complete and
       do all such acts and things[including executing
       all such documents as may be required] as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the Shareholders Mandate and/or this Resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NAN YA PCB CORP                                                                             Agenda Number:  701642933
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6205K108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  TW0008046004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 489370 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

B.1    Approve the 2007 financial statements                     Mgmt          No vote

B.2    Approve the 2007 profit distribution [cash dividend:      Mgmt          No vote
       TWD 12.54 per share]

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Other issues                                              Mgmt          No vote

B.5    Elect the Directors and the Supervisors                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK MICROELECTRONICS CORP                                                               Agenda Number:  701494685
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64153102
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0003034005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Receive 2007 business reports                             Non-Voting    No vote

1.2    Receive the 2007 audited reports reviewed by              Non-Voting    No vote
       the Supervisors

1.3    Receive the report of the rules of the Board              Non-Voting    No vote
       meeting

2.1    Ratify the 2007 business and financial reports            Mgmt          No vote

2.2    Ratify the 2007 earnings distribution                     Mgmt          No vote

2.3    Ratify the issucance of new shares from earnings          Mgmt          No vote
       and employee's bonus

3.     Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE CO                                                       Agenda Number:  701531875
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252109
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2008
          Ticker:
            ISIN:  PH7182521093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order                                             Mgmt          No vote

2.     Approve the certification of service of notice            Mgmt          No vote
       and quorum

3.     Approve the President's report                            Mgmt          No vote

4.     Approve the audited financial statements for              Mgmt          No vote
       the FYE 31 DEC 2007 contained in the Company's
       annual report

5.A    Elect Mr. Helen Y. Dee as a Director                      Mgmt          No vote

5.B    Elect Mr. Ray C. Espinosa as a Director                   Mgmt          No vote

5.C    Elect Mr. Tatsu Kono as a Director                        Mgmt          No vote

5.D    Elect Mr. Napoleon L. Nazareno as a Director              Mgmt          No vote

5.E    Elect Mr. Takashi Ooi as a Director                       Mgmt          No vote

5.F    Elect Mr. Manuel V. Pangilinan as a Director              Mgmt          No vote

5.G    Elect Mr. Corazon S. De La Paz-Bernardo as a              Mgmt          No vote
       Director

5.H    Elect Mr. Albert F. Del Rosario as a Director             Mgmt          No vote

5.I    Elect Mr. MA. Lourdes C. Rausa-Chan as a Director         Mgmt          No vote

5.J    Elect Mr. Bienvenido F. Nebres as an Independent          Mgmt          No vote
       Director

5.k    Elect Mr. Oscar S. Reyes as an Independent Director       Mgmt          No vote

5.L    Elect Mr. Pedro E. Roxas as an Independent Director       Mgmt          No vote

5.M    Elect Mr. Alfred V. TY as an Independent Director         Mgmt          No vote

6.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PLUS EXPRESSWAYS BHD                                                                        Agenda Number:  701404977
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70263101
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2007
          Ticker:
            ISIN:  MYL5052OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, subject to the requisites          Mgmt          No vote
       approvals being obtained from all relevant
       authorities and/or parties as may be required,
       to acquire the entire issued and paid-up share
       capital of Elite comprising 294,105,932 ordinary
       shares of MYR 1.00 each in Elite for a total
       purchase consideration of MYR 802 million;
       and the entire issued and paid-up share capital
       of Linkedua comprising 25,000,000 ordinary
       shares of MYR 1.00 each in Linkedua and 437,466,462
       redeemable convertible non-cumulative preference
       shares of MYR 0.01 each in Linkedua for a total
       purchase of MYR 64 million, upon the terms
       and conditions contained in the respective
       sale and purchase agreements dated 01 JUN 2007
       entered into between the Company and UEM Group
       Berhad [Acquisition] and authorize the Directors
       of the Company to give effect to the proposed
       acquisition, with full power to assent to any
       modifications, revaluations, variation, arrangements,
       conditions and/or as may be required and/or
       imposed by the relevant authorities and to
       take all the steps as they may deem fit and
       expedient in order to implement, finalize,
       complete and do all such acts and things so
       as to give effect to the proposed Acquisition




--------------------------------------------------------------------------------------------------------------------------
 PLUS EXPRESSWAYS BHD                                                                        Agenda Number:  701597974
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70263101
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2008
          Ticker:
            ISIN:  MYL5052OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the audited financial statements for              Non-Voting    No vote
       the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

1.     Declare a final tax exempt dividend of 8.0 sen            Mgmt          No vote
       per ordinary share for the FYE 31 DEC 2007
       as recommended by the Directors

2.     Re-elect Mr. Tan Sri Razali Ismail as a Director,         Mgmt          No vote
       who retires in accordance with Article 76 of
       the Company's Articles of Association

3.     Re-elect Mr. Datuk K. Ravindran as a Director,            Mgmt          No vote
       who retires in accordance with Article 76 of
       the Company's Articles of Association

4.     Re-elect Mr. Quah Poh Keat as a Director, who             Mgmt          No vote
       retires in accordance with Article 83 of the
       Company's Articles of Association

5.     Re-elect Mr. Abdul Farid Alias as a Director,             Mgmt          No vote
       who retires in accordance with Article 83 of
       the Company's Articles of Association

6.     Re-appoint Y.M. Professor DiRaja Ungku Abdul              Mgmt          No vote
       Aziz Ungku Abdul Hamid as a Director of the
       Company, in accordance with Section 129(6)
       of the Companies Act, 1965, to hold office
       until the next AGM, who retires in accordance
       with Section 129(2) of the Companies Act, 1965

7.     Re-appoint, Mr. Geh Cheng Hooi as a Director              Mgmt          No vote
       of the Company, in accordance with Section
       129(6) of the Companies Act, 1965, to hold
       office until the next AGM, who retires in accordance
       with Section 129(2) of the Companies Act, 1965

8.     Approve the Directors' remuneration                       Mgmt          No vote

9.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          No vote
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors, pursuant to Section              Mgmt          No vote
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company at any time and
       upon such terms and conditions and for such
       purposes as the Directors may, in their absolute
       discretion deem fit, provided that the aggregate
       number of shares issued pursuant to this resolution
       does not exceed 10% of the issued capital of
       the Company as at the date of this AGM; and
       to obtain the approval for the listing of and
       quotation for the additional shares so issued
       on Bursa Malaysia Securities Berhad; [Authority
       expires at the conclusion of the next AGM of
       the Company]

11.    Approve to renew, pursuant to Paragraph 10.09             Mgmt          No vote
       of the Listing Requirements of Bursa Malaysia
       Securities Berhad, the shareholders' mandate
       for the Company and/or its subsidiaries [PLUS
       Expressways Group] to enter into recurrent
       related party transactions of a revenue or
       trading nature, which are necessary for the
       day-to-day operations of the PLUS Expressways
       Group to be entered into by the PLUS Expressways
       Group provided such transactions are in the
       ordinary course of business and are on terms
       not more favourable to the related party than
       those generally available to the public, particulars
       as specified; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company after the date
       is required to be held pursuant to Section
       143(1) of the Companies Act, 1965 [Act] (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Act)];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       under the common seal in accordance with the
       provisions of the Articles of Association of
       the Company, as may be required] to give effect
       to the renewal of shareholders' mandate

12.    Authorize the Company and/or its subsidiaries             Mgmt          No vote
       [PLUS Expressways Group], pursuant to Paragraph
       10.09 of the Listing Requirements of Bursa
       Malaysia Securities Berhad, to enter into additional
       recurrent related party transactions of a revenue
       or trading nature, which are necessary for
       the day-to-day operations of the PLUS Expressways
       Group to be entered into by the PLUS Expressways
       Group provided such transactions are in the
       ordinary course of business and are on terms
       not more favorable to the related party than
       those generally available to the public, particulars
       as specified; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company after the date
       is required to be held pursuant to Section
       143(1) of the Companies Act, 1965 [Act] (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Act)];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       under the common seal in accordance with the
       provisions of the Articles of Association of
       the Company, as may be required] to give effect
       to the shareholders' mandate

S.13   Amend the Articles of Association of the Company          Mgmt          No vote
       as specified




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC BANK BHD                                                                             Agenda Number:  701453944
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71497104
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2008
          Ticker:
            ISIN:  MYL1295OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THERE IS A FOREIGN OWNERSHIP             Non-Voting    No vote
       LIMITATION ON THE ABOVE STOCK. FOREIGN INVESTOR
       WHO HOLDS LOCAL SHARES DOES NOT HAVE VOTING
       RIGHTS AT THE ABOVE COMPANY MEETING. THANK
       YOU.

1.     Receive the audited financial statements for              Mgmt          No vote
       the FYE 31 DEC 2007 and the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 40% less 26% income           Mgmt          No vote
       tax and a special dividend of 10% less 26%
       income tax in respect of the FYE 31 DEC 2007
       as recommended by the Directors

3.     Re-elect Mr. Dato' Lee Kong Lam as a Director,            Mgmt          No vote
       who retires by rotation pursuant to Article
       111 of the Company's Articles of Association

4.     Re-elect Mr. Y.A.M. Tengku Abdul Rahman Ibni              Mgmt          No vote
       Sultan Haji Ahmad Shah Al-Mustain Billah as
       a Director, who retires by rotation pursuant
       to Article 111 of the Company's Articles of
       Association

5.     Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow            Mgmt          No vote
       as a Director of the Company, who retires pursuant
       to Section 129 of the Companies Act 1965 to
       hold office until the next AGM

6.     Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong               Mgmt          No vote
       as a Director of the Company, who retires pursuant
       to Section 129 of the Companies Act 1965 to
       hold office until the next AGM

7.     Re-appoint Dato' Dr. Haji Mohamed Ishak Bin               Mgmt          No vote
       Haji Mohamed Ariff as a Director of the Company,
       who retires pursuant to Section 129 of the
       Companies Act 1965 to hold office until the
       next AGM

8.     Approve the payment of the Directors' fees of             Mgmt          No vote
       MYR 1,015,000 for the FYE 31 DEC 2007

9.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          No vote
       Company for the FYE 31 DEC 2008 and authorize
       the Directors to fix the Auditors' remuneration

10.    Authorize the Directors, pursuant to Section              Mgmt          No vote
       132D of the Companies Act 1965, to issue shares
       in the Company at any time and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion,
       deem fit provided that the aggregate number
       of shares to be issued does not exceed 10%
       of the issued and paid-up share capital of
       the Company for the time being, subject always
       to the approvals of the relevant regulatory
       authorities; [Authority expires at the conclusion
       of the next AGM]

11.    Authorize the Company, subject to the Companies           Mgmt          No vote
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the requirements of Bank
       Negara Malaysia, Bursa Malaysia Securities
       Berhad [Bursa Securities] and any other relevant
       authorities, to purchase such number of ordinary
       shares of MYR 1.00 each in PBB as may be determined
       by the Directors from time to time through
       Bursa Securities upon such terms and conditions
       as the Directors may deem fit in the interest
       of the Company provided that the aggregate
       number of shares purchased pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up share capital of the Company;
       and approve to allot the amount not exceeding
       PBB's total audited retained profits and share
       premium account at the time of purchase by
       PBB for the Proposed Share Buy-Back, based
       on the latest audited financial statements
       of PBB as at 31 DEC 2007, the retained profits
       and the share premium account of PBB amounted
       to approximately MYR 239,841,000 [after deduction
       proposed dividend of MYR 1,240,097,000] and
       MYR 2,112,204,000 respectively; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or an ordinary resolution
       passed by the shareholders of the Company in
       a general meeting]; and authorize the Directors
       to act and to take all steps and do all things
       as they may deem necessary or expedient in
       order to implement, finalize and give full
       effect to the Proposed Share Buy-Back and to
       decide in their absolute discretion to either
       retain the ordinary shares of MYR 1.00 each
       in PBB purchased by PBB pursuant to the Proposed
       Share Buy-Back as treasury shares to be either
       distributed as share dividends or resold on
       Bursa Securities or subsequently cancelled,
       or to cancel the shares so purchased, or a
       combination of both

S.1    Amend the Articles of Association of the Company,         Mgmt          No vote
       as specified




--------------------------------------------------------------------------------------------------------------------------
 PUSAN BANK                                                                                  Agenda Number:  701472742
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0695K108
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2008
          Ticker:
            ISIN:  KR7005280003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement: expected cash            Mgmt          No vote
       dividend: KRW 570 per shares

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation

3.     Elect the 3 Outside Directors                             Mgmt          No vote

4.     Approve the Stock Option for the Unregistered             Mgmt          No vote
       Directors [7 persons: 210,000 shares]




--------------------------------------------------------------------------------------------------------------------------
 S-OIL CORP                                                                                  Agenda Number:  701466131
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80710109
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2008
          Ticker:
            ISIN:  KR7010950004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement: expected cash            Mgmt          No vote
       dividend: KRW 5,125 per ordinary shares, KRW
       5,150 per preferred shares

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Elect the Directors as not a Auditor Committee            Mgmt          No vote
       Member

3.2    Elect 5 internal Directors as the Auditor Committee       Mgmt          No vote
       Member

3.3    Elect 6 external Directors as the Auditor Committee       Mgmt          No vote
       Member

4.     Approve the limit of remuneration of the Directors        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 S1 CORPORATION                                                                              Agenda Number:  701482301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y75435100
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  KR7012750006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 31st income statement, balance sheet,         Mgmt          No vote
       proposed disposition of retained earning

2.     Elect 1 Standing Director                                 Mgmt          No vote

3.     Approve the limit of remuneration for the Directors       Mgmt          No vote

4.     Approve the remuneration limit for the Auditors           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SANTOS LTD, ADELAIDE SA                                                                     Agenda Number:  701506997
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q82869118
    Meeting Type:  AGM
    Meeting Date:  02-May-2008
          Ticker:
            ISIN:  AU000000STO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report for the YE 31 DEC            Non-Voting    No vote
       2007 and the reports of the Directors and the
       Auditors thereon

2.A    Re-elect Mr. Peter Roland Coates as a Director,           Mgmt          No vote
       who retires in accordance with Rule 34[b] of
       the Company's Constitution

2.B    Re-elect Mr. Kenneth Alfred Dean as a Director,           Mgmt          No vote
       who retires by rotation in accordance with
       Rule 34[c] of the Company's Constitution

2.C    Re-elect Mr. Richard Michael Harding as a Director,       Mgmt          No vote
       who retires by rotation In accordance with
       Rule 34[c] of the Company's Constitution

3.     Adopt the remuneration report for the YE31 DEC            Mgmt          No vote
       2007

4.     Approve that, pursuant to Rule 36[a] of the               Mgmt          No vote
       Company's Constitution, the aggregate amount
       of remuneration that may be paid in any FY
       to the Company's Non-Executive Directors be
       increased from AUD 1,5000,000 to AUD 2,100,000,
       with effect from 01 JAN 2008




--------------------------------------------------------------------------------------------------------------------------
 SINCERE NAVIGATION CORP                                                                     Agenda Number:  701574217
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7991E108
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  TW0002605003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 456481 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.1    To report 2007 business reports                           Non-Voting    No vote

1.2    To report 2007 audited reports reviewed by Supervisors    Non-Voting    No vote

1.3    To reprot the Status of 2007 endorsements and             Non-Voting    No vote
       guarantees

1.4    To report the status of 2007 employee's bonus             Non-Voting    No vote
       distribution

2.1    Ratify the 2007 audited reports                           Mgmt          No vote

2.2    Ratify the 2007 earnings distribution proposal            Mgmt          No vote
       [proposed cash dividend: TWD 3.5/shares]

2.3    Approve to raise the capital by issuing new               Mgmt          No vote
       shares from earnings [proposed stock dividend:
       TWD 175 shares/1000 shares]

2.4    Approve to revise the Articles of Incorporation           Mgmt          No vote

3.     Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701636891
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2008
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          No vote
       FYE 31 MAR 2008, and the Directors' report
       and the Independent Auditor's report thereon

2.     Declare a final tax exempt 1-tier dividend of             Mgmt          No vote
       2.5 cents per ordinary share in respect of
       the FYE 31 MAR 2008

3.     Re-elect Mr. Lim Ho Kee as a Director, who retires        Mgmt          No vote
       by rotation in accordance with Article 91 of
       the Company's Articles of Association

4.     Re-elect Mr. Kenneth Michael Tan Wee Kheng as             Mgmt          No vote
       a Director, who retires by rotation in accordance
       with Article 91 of the Company's Articles of
       Association

5.     Re-elect Mr. Tan Yam Pin as a Director, who               Mgmt          No vote
       retires by rotation in accordance with Article
       91 of the Company's Articles of Association

6.     Re-elect Mr. Lim Eng as a Director, who retires           Mgmt          No vote
       by rotation in accordance with Article 97 of
       the Company's Articles of Association

7.     Re-elect Mr. Wilson Tan Wee Yan as a Director,            Mgmt          No vote
       who retires by rotation in accordance with
       Article 97 of the Company's Articles of Association

8.     Approve Directors' fees payable by the Company            Mgmt          No vote
       of SGD 636,006 for the FYE 31 MAR 2008

9.     Appoint the Auditors and authorize the Directors          Mgmt          No vote
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote

10.    Authorize the Directors to issue shares in the            Mgmt          No vote
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors of the Company while this
       Resolution is in force, provided that: the
       aggregate number of shares to be issued pursuant
       to this Resolution [including shares to be
       issued in pursuance of Instruments made or
       granted pursuant to this Resolution] does not
       exceed 50% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (II) below], of which the
       aggregate number of shares to be issued other
       than on a pro rata basis to shareholders of
       the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10 % of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (II) below]; [subject to such manner of calculation
       as may be prescribed by the SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       (I) above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue or consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

11.    Approve the Directors to offer and grant options          Mgmt          No vote
       [Options] in accordance with the provisions
       of the Singapore Post Share Option Scheme [Share
       Option Scheme] and to allot and issue from
       time to time such number of shares as may be
       required to be issued pursuant to the exercise
       of the Options under the Share Option Scheme,
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 5 % of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701636904
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2008
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, its subsidiaries and               Mgmt          No vote
       associated companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited (SGX-ST),
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; [Authority expires at the conclusion
       of the next AGM of the Company]; the Directors
       of the Company to complete and do all such
       acts and things as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect to the shareholders
       mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the Maximum Limit,
       as specified at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price, whether by way
       of :i) market purchase(s) on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or ii) off-market purchase(s)
       [if effected otherwise than on the SGX-ST or,
       as the case may be, Other Exchange] in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, approve the other exchange
       as may for the time being be applicable and
       to the Share Purchase Mandate may be exercised
       by the Directors at any time and form time
       to time during the period commencing from the
       date of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                      Agenda Number:  701529553
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7996W103
    Meeting Type:  EGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  SG1F60858221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purpose of Chapter 9 of the              Mgmt          No vote
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited [the SGX-ST],
       for the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in Appendix to the Company's Circular
       to shareholders dated 09 APR 2008 [the Circular]
       with any party who is of the class of interested
       persons described in Appendix to the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       review procedure for such interested person
       transactions; [Authority expires the conclusion
       of the next AGM of the Company]; and authorize
       the Directors and the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the shareholders mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purpose of Section 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the shares] not exceeding in aggregate the
       maximum limit [means that number of issued
       shares representing 10% of the total number
       of issued shares as it the date of the passing
       of this resolution [excluding any shares which
       are held as treasury shares as at the date],
       at such price or prices as may be determined
       by the Directors from the time to time up to
       the Maximum price [in relation to a share to
       be purchased or acquired, means the purchase
       price [excluding brokerage, stamp duties, applicable
       goods and services tax and other related expenses]
       which shall not exceed: (i) in the case of
       a Market Purchase of a share, 105% of the Average
       Closing Price of the shares; and (ii) in the
       case of an Off-Market Purchase of a share pursuant
       to an equal access scheme, 110% of the Average
       Closing Price of the shares], whether by way
       of: (a) market purchase(s) on the SGX ST; and/or
       (b) off-market purchases [if effected otherwise
       than on the SGX-ST] in accordance with an equal
       access schemes as may be determined or formulated
       by the Directors of the Company as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act;
       and otherwise in accordance with all other
       Laws and regulations and rules of the SGX-ST
       as may for the time being be applicable [the
       Share Purchase Mandate]; and [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or the date by which
       the next AGM of the Company is required By-Law
       to be held]; and to complete and do all such
       acts and things [including executing such documents
       as may be required and to approve any amendments,
       alterations or modifications to any documents]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                      Agenda Number:  701529589
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7996W103
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  SG1F60858221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          No vote
       of 4.0 cents per share and a special tax exempt
       [one-tier] dividend of 10.88 cents per share
       for the YE 31 DEC 2007

3A.1   Re-elect Mr. Tan Pheng Hock as a Director, who            Mgmt          No vote
       retire by rotation pursuant to Article 98 of
       the Articles of Association of the Company

3A.2   Re-elect Dr. Philip Nalliah Pillai as a Director          Mgmt          No vote
       of the Company, who retire by rotation pursuant
       to Article 98 of the Articles of Association
       of the Company

3A.3   Re-elect Mr. Venkatachalam Krishnakumar as a              Mgmt          No vote
       Director of the Company, who retire by rotation
       pursuant to Article 98 of the Articles of Association
       of the Company

3B.1   Re-elect Mr. Lieutenant-General Desmond Kuek              Mgmt          No vote
       Bak Chye as a Director, pursuant to Article
       104 of the Articles of Association of the Company

3B.2   Re-elect Mr. Davinder Singh as a Director, pursuant       Mgmt          No vote
       to Article 104 of the Articles of Association
       of the Company

3B.3   Re-elect Mr. Quek Tong Boon as a Director, pursuant       Mgmt          No vote
       to Article 104 of the Articles of Association
       of the Company

4.     Approve the sum of SGD 901,833 as the Directors'          Mgmt          No vote
       fees for the YE 31 DEC 2007; [2006:SGD 866,000]

5.     Re-appoint Ernst & Young as the Auditors of               Mgmt          No vote
       the Company and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors to issue shares in the            Mgmt          No vote
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may, in
       their absolute discretion, deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 10% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as specified]; [subject to
       such manner of calculation as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of shares that may be
       issued under paragraph [1] above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authorize expires
       the earlier the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held]

7.     Authorize the Directors to offer and grant options        Mgmt          No vote
       in accordance with the provisions of the Singapore
       Technologies Engineering Share Option Plan
       [Share Option Plan] and/or to grant awards
       in accordance with the provisions of the Singapore
       Technologies Engineering Performance Share
       Plan [Performance Share Plan] and/or the Singapore
       Technologies Engineering Restricted Stock Plan
       [Restricted Stock Plan] [the Share Option Plan,
       the Performance Share Plan and the Restricted
       Stock Plan, together the Share Plans]; and
       allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid ordinary
       shares as may be required to be issued pursuant
       to the vesting of awards under the Performance
       Share Plan and/or the Restricted Stock Plan,
       provided that the aggregate number of ordinary
       shares to be issued pursuant to the Share Plans
       shall not exceed 15% of the total number of
       issued ordinary shares in the capital of the
       Company [excluding treasury shares] from time
       to time




--------------------------------------------------------------------------------------------------------------------------
 SK TELECOM LTD                                                                              Agenda Number:  701466092
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4935N104
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2008
          Ticker:
            ISIN:  KR7017670001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 24th financial statement                      Mgmt          No vote

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation

3.     Approve the limit of remuneration for the Directors       Mgmt          No vote

4.1    Elect 2 Internal Directors                                Mgmt          No vote

4.2    Elect 2 External Directors                                Mgmt          No vote

4.3    Elect 1 External Director to be Member for the            Mgmt          No vote
       Audit Committee




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701532548
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare the final dividends                               Mgmt          No vote

2.A    Re-elect Mr. M Cubbon as a Director                       Mgmt          No vote

2.B    Re-elect Mr. Baroness Dunn as a Director                  Mgmt          No vote

2.C    Re-elect Mr. C Lee as a Director                          Mgmt          No vote

2.D    Re-elect Mr. M C C Sze as a Director                      Mgmt          No vote

2.E    Re-elect Mr. T G Freshwater as a Director                 Mgmt          No vote

2.F    Re-elect Mr. M Leung as a Director                        Mgmt          No vote

2.G    Re-elect Mr. A N Tyler as a Director                      Mgmt          No vote

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          No vote
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] up to 10 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.     Authorize the Directors of the Company to allot,          Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share of any class so
       allotted [or so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 TABCORP HLDGS LTD                                                                           Agenda Number:  701381460
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8815D101
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2007
          Ticker:
            ISIN:  AU000000TAH8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and of the Auditor in respect
       of the YE 30 JUN 2007

2.a    Re-elect Mr. John Story as a Director of the              Mgmt          No vote
       Company, who retires in accordance with the
       Constitution of the Company

2.b    Elect Mr. John O'Neill as a Director of the               Mgmt          No vote
       Company

3.     Adopt the remuneration report [which forms part           Mgmt          No vote
       of the Directors' report] in respect of the
       YE 30 JUN 2007

4.     Approve to grant 100,000 share rights to the              Mgmt          No vote
       Managing Director and Chief Executive Officer
       of the Company, Mr. Elmer Funke Kupper, under
       the Tabcorp Long Term Performance Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN MOBILE CO LTD                                                                        Agenda Number:  701575942
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84153215
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0003045001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 473626 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       The 2007 business report                                  Non-Voting    No vote

       The 2007 Supervisor's report                              Non-Voting    No vote

1.     Approve to accept the 2007 business report and            Mgmt          No vote
       Financial Statements

2.     Approve the distribution of 2007 profits as               Mgmt          No vote
       specified

3.     Approve to revise the Company's Articles of               Mgmt          No vote
       Incorporation

4.1    Elect Mr. Jack J.T. Hung [ROC ID: A100320106]             Mgmt          No vote
       as a Director for the 5 term

4.2    Elect Mr. Tsung-Ming Chung [ROC ID: J102535596]           Mgmt          No vote
       as a Director for the 5 term

4.3    Elect Mr. Wen-Li Yeh [ROC ID: A103942588] as              Mgmt          No vote
       a Director for the 5 term

4.4    Elect Mr. J. Carl Hsu [ROC ID: A130599888] as             Mgmt          No vote
       a Director for the 5 term

5.     Approve the removal of the non-competition restrictions   Mgmt          No vote
       on the Board of Directors elected in the shareholders'
       meeting

       Special motions                                           Non-Voting    No vote

       Meeting adjourned                                         Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD                                                   Agenda Number:  701576956
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84629107
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 468955 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Chairman's address                                        Non-Voting    No vote

2.1    2007 business report                                      Non-Voting    No vote

2.2    Audit Committee's report                                  Non-Voting    No vote

2.3    The implementation of common shares buyback               Non-Voting    No vote

2.4    TSMC's 'rules and procedures of Board of Directors        Non-Voting    No vote
       meetings'

3.1    Approve the 2007 business report and financial            Mgmt          No vote
       statements

3.2    Approve the distribution of 2007 profits                  Mgmt          No vote

3.3    Approve the capitalization of 2007 dividends,             Mgmt          No vote
       2007 employee profit sharing and capital surplus

4.     Other business and special motion                         Non-Voting    No vote

5.     Meeting adjourned                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TECO ELEC & MACHY LTD                                                                       Agenda Number:  701610328
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8563V106
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0001504009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 480910 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

A.3    The status of re-investment                               Non-Voting    No vote

A.4    The status of endorsement, guarantee, and monetary        Non-Voting    No vote
       loans

A.5    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

A.6    The establishment of the code of Corporate governance     Non-Voting    No vote

A.7    The status of buy back treasury stock                     Non-Voting    No vote

B.1    Approve the 2007 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2007 profit distribution proposed             Mgmt          No vote
       cash dividend: TWD 1.0 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve to revise the rules of election of the            Mgmt          No vote
       Directors and the Supervisors

B.5    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TELSTRA CORP LTD                                                                            Agenda Number:  701371279
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8975N105
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2007
          Ticker:
            ISIN:  AU000000TLS2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman and CEO presentations                            Non-Voting    No vote

2.     Adopt the remuneration report for the FYE 30              Mgmt          No vote
       JUN 2007

3.     Receive the Company's financial statements and            Non-Voting    No vote
       reports for the YE 30 JUN 2007

4.     Appoint Ernst & Young as the Auditor of the               Mgmt          No vote
       Company

5.     Approve, in accordance with Rule 24.1 of the              Mgmt          No vote
       Company's Constitution, to increase the maximum
       aggregate remuneration payable from the Company
       to Non-Executive Directors of the Company for
       their services as Directors including their
       service on a Committee of the Directors, by
       AUD 1,000,000 to a maximum sum of AUD 3,000,000
       per annum

6.     Acknowledge the retirement of Ms. Belinda Hutchinson,     Non-Voting    No vote
       who is not seeking re-election




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BANK LTD, SINGAPORE                                                         Agenda Number:  701523688
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2008
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors of the Company,          Mgmt          No vote
       Sections 76C and 76E of the Companies Act,
       Chapter 50 of Singapore [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [the Shares]
       not exceeding in aggregate the maximum limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors of the
       Company from time to time up to the maximum
       price [as hereafter defined], whether by way
       of: (i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or (ii) off-market purchase(s) [if effected
       otherwise than on SGX-ST] in accordance with
       any equal access Scheme(s) as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which Scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of SGX-ST as may for the time being be applicable,
       be and is hereby authorized and approved generally
       and unconditionally [the Share Purchase Mandate];
       (b) [Authority expires the earlier of the next
       AGM of the Company the date on which the next
       AGM of the Company [AGM] is held]; (d) authorize
       the Directors of the Company, to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BANK LTD, SINGAPORE                                                         Agenda Number:  701523854
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2008
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements, the Directors'          Mgmt          No vote
       report and the Auditors' report for the YE
       31 DEC 2007

2.     Declare the final one-tier tax-exempt dividend            Mgmt          No vote
       of 45 cents per ordinary share for the YE 31
       DEC 2007

3.     Approve the Directors fees of SGD 912,500 for             Mgmt          No vote
       2007 [2006: SGD 700,000]

4.     Approve the fee SGD 2,000,000 to the Chairman             Mgmt          No vote
       of the Bank, Mr. Wee Cho Yaw, for the period
       from MAY 2007 to DEC 2007

5.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          No vote
       of the Company and authorize the Directors
       to fix their remuneration

6.     Re-elect Professor Cham Tao Soon as a Director            Mgmt          No vote

7.     Re-elect Mr. Yeo Liat Kok Philip as a Director            Mgmt          No vote

8.     Re-appoint Mr. Thein Reggie, pursuant to Section          Mgmt          No vote
       153(6) of the Companies Act chapter 50 as Director
       of the Company to hold such office until the
       next AGM of the Company

9.     Re-appoint Mr. Wee Cho Yaw as a Director                  Mgmt          No vote

10.    Re-appoint Professor Lim Pin as a Director                Mgmt          No vote

11.    Re-appoint Mr. Ngiam Tong Dow as a Director               Mgmt          No vote

12.    Authorize the Directors a) 1) to issue ordinary           Mgmt          No vote
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise
       and/or; 2) make or grant offers, agreements
       or options [including options under the UOB
       1999 share option scheme [the scheme] [collectively,
       instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [ as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purpose
       and to such persons as the Directors may in
       their absolute discretion deem fit; and b)
       [notwithstanding the authority conferred by
       this resolution may have ceased to be in force]
       issue shares in pursuance of any instrument
       made or granted by the Directors while this
       resolution was in force, provided that: 1)
       the aggregate number of ordinary shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with paragraph 2 below], of which
       the aggregate number of shares to be issued
       other than on a pro-rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares, excluding
       treasury shares, in the capital of the Company
       as specified; 2) subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under paragraph
       (1) above, the percentage of issued shares
       shall be based on the total number of issued
       shares excluding treasury shares, in the capital
       of the Company at the time this resolution
       is passed after adjusting for: i) new ordinary
       share arising from the conversion or exercise
       of and convertible securities or share option
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent bonus issue,
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being for the Company;
       [Authority expires earlier the conclusion of
       the next AGM of the Company or the date by
       which the next AGM of the Company is required
       by law to be held]; whichever is earlier

13.    Authorize the Directors 1) to allot and issue             Mgmt          No vote
       any of the preference shares referred to in
       Articles 7a, 7b, 7c, 7d, 7e and/or 7f of the
       Articles of Association of the Company; and/or
       2) make or grant offers, agreements or options
       that might or would require the preference
       shares referred to in sub-paragraph 1 above
       to be issued, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit and [notwithstanding
       that the authority conferred by this resolution
       any have ceased to be in force] to issue the
       preference shares referred to in sub-paragraph
       1 above in connection with any offers, agreements
       or options made or granted by the Directors
       with this resolution was in force; b)  to do
       all such things and execute al such documents
       as they may consider necessary or appropriate
       to give effect to this resolution as they may
       deem fit; [Authority expires earlier the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 VANGUARD INTERNATIONAL SEMICONDUCTOR CORP                                                   Agenda Number:  701610289
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9353N106
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0005347009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the businesss of 2007                           Non-Voting    No vote

A.2    To report the Supervisors' report                         Non-Voting    No vote

B.1    Approve to acknowledge 2007 financial statements          Mgmt          No vote
       and business report

B.2    Approve to acknowledge the proposal for distribution      Mgmt          No vote
       of 2007 profits

C.1    Approve the capital increase out of earning               Mgmt          No vote
       or capital reserves in 2007

C.2    Elect Mr. C.S. Hsu [ Shareholder No.2] as the             Mgmt          No vote
       Board of Director for the 5th term

C.3    Approve the removal of non-competetion restrictions       Mgmt          No vote
       on the Board of Director elected in the shareholder
       meeting

       Other business and special motion                         Non-Voting    No vote

       Meeting adjourned                                         Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 470802 DUE TO ADDITTION OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WAN HAI LINES LTD                                                                           Agenda Number:  701515237
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9507R102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2008
          Ticker:
            ISIN:  TW0002615002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       456366 DUE TO CHANGE IN THE VOTING STATUS OF
       RESOLUTION B.6. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

A.3    The status to the bestowment                              Non-Voting    No vote

B.1    Approve the 2007 financial statements                     Mgmt          No vote

B.2    Approve the 2007 profit distribution, cash dividend:      Mgmt          No vote
       TWD 2.20 per share

B.3    Approve the issuance of new shares from retained          Mgmt          No vote
       earnings, stock dividends: 50 for 1,000 shares
       held

B.4    Approve to revise the procedures of monetary              Mgmt          No vote
       loans

B.5    Elect the Directors and Supervisors                       Mgmt          No vote

B.6    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701405929
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97417101
    Meeting Type:  AGM
    Meeting Date:  13-Dec-2007
          Ticker:
            ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting    No vote
       report and the Auditors' report of Westpac
       for the YE 30 SEP 2007

2.a    Re-elect Mr. Edward [Tad] Alfred Evans as a               Mgmt          No vote
       Director of Westpac Banking Corporation, who
       retires in accordance with Articles 9.2 and
       9.3 of the Constitution

2.b    Re-elect Mr. Gordon McKellar Cairns as a Director         Mgmt          No vote
       of Westpac Banking Corporation, who retires
       in accordance with Articles 9.2 and 9.3 of
       the Constitution

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          No vote
       10.14, to grant the restricted shares under
       the Chief Executive Officer Restricted Share
       Plan and grant of performance share rights
       and performance options under the Chief Executive
       Officer Performance Plan to the future Managing
       Director and the Chief Executive Officer, Mr.
       Gail Kelly, as specified

S.4    Amend the Westpac Constitution as specified               Mgmt          No vote

5.     Adopt the annual remuneration report for the              Mgmt          No vote
       YE 30 SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 WISTRON CORP                                                                                Agenda Number:  701594574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96738102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  TW0003231007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Business Report of Year 2007.                             Non-Voting    No vote

1.2    Supervisor's Audit Report.                                Non-Voting    No vote

1.3    The Report regarding revision of Rules and Procedures     Non-Voting    No vote
       of Board of Directors Meeting.

2.A1   Ratification of business report and financial             Mgmt          No vote
       statements for Year 2007.

2.A.2  Allocation of earnings for Year 2007.                     Mgmt          No vote

2.A.3  Approval of capital increase of retained earnings.        Mgmt          No vote

2.A.4  Discussion of the amendment of Articles of Incorporation. Mgmt          No vote

2.A.5  Approval of the amendment of "Procedures of               Mgmt          No vote
       Assets Acquisition and Disposal".

2.A.6  Authorization granted to the Board of Directors           Mgmt          No vote
       to issue common shares through private placement.

2.A.7  Authorization granted to the Board of Directors           Mgmt          No vote
       to offer newly issued common shares in the
       form of GDR.

2.A.8  Approval and discussion of the tax benefits               Mgmt          No vote
       proposal for capital increase of retained earnings
       and issuance of ordinary shares in Year 2005.

3.1    To elect William Lu (Hung-I Lu) (ID 20828393)             Mgmt          No vote
       as Director.

3.2    To elect Philip Peng (Chin-Bing Peng) (ID 70751314)       Mgmt          No vote
       as Supervisor.

4.B.9  Discussion for releasing the non-compete restriction      Mgmt          No vote
       on the elected directors either as an individual
       or as a legal representative of entities.

5.     Extraordinary motions                                     Mgmt          No vote

6.     Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  701495067
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  AGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Directors for the               Mgmt          No vote
       year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          No vote
       for the year 2007

3.     Approve the audited financial statements for              Mgmt          No vote
       the year 2007

4.     Approve a final dividend of RMB 24 cents per              Mgmt          No vote
       share in respect of the YE 31 DEC 2007

5.     Approve the final report for the year 2007 and            Mgmt          No vote
       the financial budget for the year 2008

6.     Re-appoint Deloitte Touche Tohmatsu Certified             Mgmt          No vote
       Public Accountants Hong Kong as the Hong Kong
       Auditors of the Company and authorize the Board
       of Directors of the Company to fix their remuneration

7.     Re-appoint Zhejiang Pan China Certified Public            Mgmt          No vote
       Accountants as the PRC Auditors of the Company
       and authorize the Board of Directors of the
       Company to fix their remuneration



SPARX ASIA PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------
 ANHUI EXPRESSWAY CO LTD                                                                     Agenda Number:  701517673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01374100
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  CNE1000001X0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the working report of the Board of Directors      Mgmt          No vote
       for the year 2007

2.     Approve the working report of the Supervisory             Mgmt          No vote
       Committee for the year 2007

3.     Approve the audited financial report for the              Mgmt          No vote
       year 2007

4.     Approve the 2007 profit appropriations proposal:          Mgmt          No vote
       the Group's net profit attributable to holders
       of the parent company as shown on the 2007
       consolidated financial statements prepared
       in accordance with the PRC Accounting Standards
       was RMB 517,448; net profit attributable to
       holders of the parent company as shown on the
       2007 consolidated financial statements prepared
       in accordance with the Hong Kong Accounting
       Standards was RMB 470,955; the Group appropriated
       RMB 58,034 of net profit to the statutory reserve
       fund, including the Company's appropriation
       to statutory reserve fund of RMB 47,153 and
       a subsidiary Xuanguang's appropriation to statutory
       reserve fund attributable to the Company of
       RMB 10,881, the profit attributable to shareholders
       was RMB 459,414 and RMB 412,921 in accordance
       with the PRC Accounting Standards and the Hong
       Kong Accounting Standards respectively; pursuant
       to elevant regulations of the State, the profit
       attributable to shareholders should be the
       lower of that calculated in accordance with
       the PRC Accounting Standards and the Hong Kong
       Accounting Standards; the 2007 profit attributable
       to shareholders was RMB 412,921; the Board
       of the Company recommended the payment of a
       final dividend of RMB 331,722 on the basis
       of RMB 2.0 for every 10 shares [tax included]
       based on the total share capital outstanding
       at the end of 2007 of 1,658,610,000 shares;
       in 2007, no transfers of share capital from
       capital reserves were involved

5.     Appoint the Auditors for the year 2008 and authorize      Mgmt          No vote
       the Board of Directors in determining their
       remuneration

S.6    Amend the Clause 2 of Article 15 and Article              Mgmt          No vote
       160 of the Articles of Association as specified

S.7    Authorize the Board of Directors in accordance            Mgmt          No vote
       with the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       and the Company Law of the Peoples Republic
       of China [as amended from time to time], the
       exercise by the Board of Directors of the Company
       of all the powers of the Company to allot or
       issue new shares, either separately or concurrently
       during the relevant period as specified; to
       make or grant offers, agreements and options
       which would or might be exercised after the
       end of the relevant period; the aggregate nominal
       amount of overseas listed foreign shares allotted
       or agreed conditionally or unconditionally
       to be allotted, otherwise than pursuant to
       issue of shares by conversion of the statutory
       common reserve into capital in accordance with
       the Company Law of the Peoples Republic of
       China and the Articles of the Company, shall
       not exceed 20% of the existing issued overseas
       listed foreign shares of the Company on the
       date when this resolution is approved; to comply
       with the Company Law of the Peoples Republic
       of China and the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited [as amended from time to time]
       and to obtain the approval of the China Securities
       Regulatory Committee and other relevant authority
       of the Peoples Republic of China upon exercising
       the powers; to the approval of the relevant
       authority and in accordance with the Company
       Law of the Peoples Republic of China, be authorized
       to increase the registered share capital of
       the Company to the respective amount upon the
       exercising of the powers, but the registered
       share capital shall not exceed RMB 1,990,332,000;
       to the approval of the listing of and permission
       to deal with the H Shares in the share capital
       of the Company, which are intended to be issued
       by the Company, by the Listing Committee of
       the Stock Exchange of Hong Kong Limited, and
       subject to the approval of China Securities
       Regulatory Committee to issue the said shares;
       to make appropriate and necessary amendments
       to the Article 23, Article 24 and Article 27
       of the Articles of the Company as to reflect
       the alteration of the share capital of the
       Company; and [Authority expires at the conclusion
       of the next AGM of the Company]

8.1    Elect Mr. Wang Shui as a member of the Board              Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.2    Elect Mr. Li Yungui as a member of the Board              Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.3    Elect Mr. Tu Xiaobei as a member of the Board             Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.4    Elect Mr. Li Junjie as a member of the Board              Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.5    Elect Mr. Liu Xianfu as a member of the Board             Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.6    Elect Mr. Meng Jie as a member of the Board               Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.7    Elect Mr. Leung Man Kit as a member of the Board          Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

8.8    Elect Ms. Li Mei as a member of the Board of              Mgmt          No vote
       the Company for the fifth session by way of
       voting one by one

8.9    Elect Ms. Guo Shan as a member of the Board               Mgmt          No vote
       of the Company for the fifth session by way
       of voting one by one

9.1    Elect Mr. Li Huaijie as a member of the Supervisory       Mgmt          No vote
       Committee of the Company for the fifth session
       by way of voting one by one

9.2    Elect Mr. Dong Zhi as a member of the Supervisory         Mgmt          No vote
       Committee of the Company for the fifth session
       by way of voting one by one

10.    Approve to determine the remuneration of the              Mgmt          No vote
       members of the Board and the Supervisory Committee
       of the Company for the fifth session and authorize
       the Board to decide on the terms of the service
       contracts of the Directors and Supervisors




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701407430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2007
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, financial report               Non-Voting    No vote
       and the reports of the Directors and of the
       Auditor for the YE 30 SEP 2007

s.2.a  Approve the terms and conditions of the selective         Mgmt          No vote
       buy back agreement relating to the buy back
       of the preferences shares which form part of
       the ANZ Stapled Exchangeable Preferred Securities
       [ANZ StEPS] as specified

s.2.b  Approved the terms and conditions of the selective        Mgmt          No vote
       reduction of capital relating to the preference
       shares which form part of ANZ StEPS as specified

S.3    Adopt the Constitution as specified                       Mgmt          No vote

4.     Approve, in accordance with ASX Listing Rule              Mgmt          No vote
       10.14, the allocation of AUD 9 million worth
       of deferred shares for the benefit of Mr. Michael
       Smith, the Managing Director and Chief Executive
       Officer of the Company on the terms and conditions
       as specified

5.     Approve, in accordance with ASX Listing Rule10.14,        Mgmt          No vote
       to grant 3 tranches of performance rights equivalent
       in value to AUD 9 million to Mr. Michael Smith,
       the Managing Director and Chief Executive Officer
       of the Company on the terms and conditions
       as specified

6.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 5 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       4 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 4 OF THE 5 DIRECTORS.
       THANK YOU.

7.a    Elect Mr. R.J. Reeves as a Director                       Mgmt          No vote

7.b    Re-elect Mr. D.E. Meiklejohn as a Director who            Mgmt          No vote
       retires in accordance with the Company's Constitution

7.c    Re-elect Mr. J.P Morschel as a Director who               Mgmt          No vote
       retires in accordance with the Company's Constitution

7.d    Elect Mr. I. J. Macfarlane as a Director who              Mgmt          No vote
       retires in accordance with the Company's Constitution

7.e    Re-elect Dr. G. J. Clark as a Director who retires        Mgmt          No vote
       in accordance with the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN CAPITAL LTD                                                                 Agenda Number:  701492112
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12439115
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2008
          Ticker:
            ISIN:  AU000000BCM2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve, for the purposes of Section 257C of              Mgmt          No vote
       the Corporation Act 2001 and all other purposes:
       a) the buy back of up to a total of 100 million
       of its issued ordinary shares [minus any ordinary
       shares bought back on-market during the 12
       month prior to the date of this general meeting]
       by buy-back agreements under either or both
       of: 1)1 or more off market tender buy-backs
       and 2) 1 or more on market buy backs and b)
       the terms and entry into, of any buy-back agreements
       to the extent that approval of such buy- back
       agreements is required under the Corporation
       Act 2001 as specified




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701375063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1498M100
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2007
          Ticker:
            ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          No vote
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as specified

2.     Receive the financial statements for BHP Billiton         Mgmt          No vote
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as specified

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          No vote
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          No vote
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          No vote
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          No vote
       Billiton Limited

7.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          No vote
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          No vote
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect The Hon E. Gail de Planque as a Director         Mgmt          No vote
       of BHP Billiton Plc, who retires by rotation

10.    Re-elect The Hon E. Gail de Planque as a Director         Mgmt          No vote
       of BHP Billiton Limited, who retires by rotation

11.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          No vote
       of BHP Billiton Plc, who retires by rotation

12.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          No vote
       of BHP Billiton Limited, who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          No vote
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve that the authority and power to allot             Mgmt          No vote
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc's Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008,
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve that the authority and power to allot             Mgmt          No vote
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2008, and for such period the Section 89
       amount [under the United Kingdom Companies
       Act 1985] shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          No vote
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc ["shares"] provided that: a) the
       maximum aggregate number of shares to be purchased
       be 232,802,528, representing 10% of BHP Billiton
       Plc's issued share capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority, which would or might be
       completed wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          No vote
       JUN 2007

19.    Approve the grant of Deferred Shares and Options          Mgmt          No vote
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of Performance Shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director Mr. M.
       J. Kloppers, in the specified manner

20.    Approve the grant of Deferred Shares and Options          Mgmt          No vote
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. C. W. Goodyear, in the
       specified manner

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          No vote
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          No vote
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          No vote
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          No vote
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701407290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  EGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Revised Cap for the "Provision     Mgmt          No vote
       of exploration and support services" category
       of continuing connected transactions, as specified

2.     Approve the Non-exempt Continuing Connected               Mgmt          No vote
       Transactions as specified, which the Company
       expects to occur on a regular and continuous
       basis in the ordinary and usual course of business
       of the Company and its subsidiaries, as the
       case may be, and to be conducted on normal
       commercial terms, and authorize any Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such transactions

3.     Approve and ratify the Proposed Caps for each             Mgmt          No vote
       category of the Non-exempt Continuing Connected
       Transactions, as specified




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701536647
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.1    Receive the audited statement of accounts together        Mgmt          No vote
       with the reports of the Directors and the Auditors
       thereon for the YE 31 DEC 2007

a.2    Declare a final dividend for the YE 31 DEC 2007           Mgmt          No vote

a.3.1  Re-elect Mr. Fu Chengyu as a Executive Director           Mgmt          No vote

a.3.2  Re-elect Mr. Zhou Shouwei as a Executive Director         Mgmt          No vote

a.3.3  Re-elect Mr. Yang Hua as a Executive Director             Mgmt          No vote

a.3.4  Re-elect Professor Lawrence J. Lau as a Independent       Mgmt          No vote
       Non-Executive Director

a.3.5  Elect Mr. Wang Tao as a new Independent Non-Executive     Mgmt          No vote
       Director

a.3.6  Authorize the Board of Directors to fix the               Mgmt          No vote
       remuneration of each of the Directors

a.4    Re-appoint the Company's Independent Auditors             Mgmt          No vote
       and authorize the Board of Directors to fix
       their remuneration

b.1    Authorize the Directors of the Company, subject           Mgmt          No vote
       to paragraph (b) below, the exercise by the
       Directors during the Relevant Period [as hereinafter
       defined] of all the powers of the Company to
       repurchase shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], or of any other Recognized
       Stock Exchange and the Articles of Association
       [the Articles] of the Company; the aggregate
       nominal amount of shares of the Company which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) above shall
       not exceed 10'%of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

b.2    Authorize the Directors of the Company, subject           Mgmt          No vote
       to the following provisions of this resolution,
       the exercise by the Directors during the Relevant
       Period [as hereinafter defined] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers; authorize
       the Directors, the approval in paragraph (a)
       above during the Relevant Period to make or
       grant offers, agreements and options [including
       bonds, notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers after the end of the Relevant Period;
       the aggregate nominal amount of share capital
       of the Company allotted or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as hereinafter
       defined]; (ii) an issue of shares pursuant
       to any specific authority granted by shareholders
       of the Company in general meeting, including
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any bonds, notes,
       debentures or securities convertible into shares
       of the Company; (iii) an issue of shares pursuant
       to the exercise of any option granted under
       any share option scheme or similar arrangement
       for the time being adopted by the Company and/or
       any of its subsidiaries; (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or (v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of re1evant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by the terms of such
       options, rights to subscribe or other securities
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable Laws or the Articles of the
       Company to be held]

b.3    Authorize the Directors, subject to the passing           Mgmt          No vote
       of the resolutions B1 and B2 as specified to
       allot, issue and deal with additional shares
       or the Company pursuant to resolution B2 specified
       in this notice by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with resolution B1 set out in
       this notice, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 CROSS-HARBOUR (HOLDINGS) LTD                                                                Agenda Number:  701528296
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1800X100
    Meeting Type:  AGM
    Meeting Date:  02-May-2008
          Ticker:
            ISIN:  HK0032009356
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          No vote
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          No vote

3.A.i  Elect Mr. Luk Yu King, James, as a Independent            Mgmt          No vote
       Non-executive Director

3.Aii  Elect Mr. Leung Yu Ming, Steven, as an Independent        Mgmt          No vote
       Non-Executive Director

3Aiii  Re-elect Mr. Yeung Hin Chung, John, as an Executive       Mgmt          No vote
       Director

3.Aiv  Re-elect Mr. Yuen Wing Shing as an Executive              Mgmt          No vote
       Director

3.A.V  Re-elect Mr. Wong Chi Keung as an Executive               Mgmt          No vote
       Director

3.AVi  Re-elect Mr. Wong Yat Fai as an Non-executive             Mgmt          No vote
       Director

3.B    Approve to fix the Directors' remuneration                Mgmt          No vote

4.     Re-appoint the Auditors and authorize the Board           Mgmt          No vote
       of Directors to fix their remuneration

5.A    Authorize the directors of the Company, to repurchase     Mgmt          No vote
       shares in the issued share capital of the Company
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers, subject to and in accordance with
       all applicable laws and the Articles of Association
       of the Company during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of share capital which may be purchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Code on Share
       Repurchases pursuant to the said approval;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, to allot,         Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers, subject
       to and in accordance with all applicable Laws
       and the Articles of Association of the Company
       during and after the relevant period, not exceeding
       the aggregate of: a) 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing this resolution;
       plus b) [if the Directors of the Company are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of passing this resolution], and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to Directors and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares in the
       capital of the Company, or ii) a rights issue
       [as hereinafter defined], or iii) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.C    Authorize the Director of the Company to allot,           Mgmt          No vote
       issue and deal with any additional shares of
       the Company pursuant to Resolution 5.B, by
       the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the said
       Resolution 5.A, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       resolution

6.     Approve to renew, subject to and conditional              Mgmt          No vote
       upon, Listing Committee of the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] granting
       approval for the listing of, permission to
       deal in, the shares of the Company to be issued
       and allotted pursuant to the exercise of any
       option granted under the refreshed limited
       [as specified],to refresh the existing limit
       under the Share Option Scheme adopted on 29
       APR 2005 [the Share Option Scheme] provided
       that the total number of shares of the company
       which may be allotted and issued pursuant to
       the grant or exercise of the options under
       the Share Options Scheme [excluding options
       previously granted, outstanding, cancelled,
       lapsed or exercise under the share option scheme]
       shall not exceed 10% of the shares of the company
       in issue as at the date of passing this resolution[
       the Refreshed Limited]; and authorize the Directors
       of the Company, subject to compliance with
       Rules Governing the listing of securities on
       the Stock Exchange of Hong Kong Limited, to
       grant options under the share option scheme
       up to the Refreshed Limited and to exercise
       the all the powers of the Company, to allot,
       issue and deal with shares of the Company pursuant
       to the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701559873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          No vote
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare the payment of a final dividend of HK             Mgmt          No vote
       35cents per share

3a.    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          No vote

3.b    Re-elect Mr. Cheng Hoi Chuen, Vincent as a Director       Mgmt          No vote

3.c    Re-elect Ms. Madam Law Wai Duen as a Director             Mgmt          No vote

3.d    Re-elect Mr. Kan Tak Kwong as a Director                  Mgmt          No vote

4.     Approve to fix a maximum number of Directors              Mgmt          No vote
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          No vote
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2008

6.     Appoint the Auditors and authorize the Directors          Mgmt          No vote
       to fix their remuneration

7.a    Authorize the Directors of the Company [Directors]        Mgmt          No vote
       to purchase or repurchase the shares of the
       Company [Shares] during the relevant period
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended] [or any other
       applicable Law of Bermuda] to be held]

7.b    Authorize the Directors of the Company, to allot,         Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus [if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company] the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution], otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held]

7.c    Authorize the Directors to exercise the powers            Mgmt          No vote
       of the Company referred to Resolution 7.B as
       specified in respect of the share capital of
       the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 HITE BREWERY CO LTD, SEOUL                                                                  Agenda Number:  701473706
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1593V105
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2008
          Ticker:
            ISIN:  KR7000140004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 93rd income statement, balance sheet,         Mgmt          No vote
       and disposition of retained earning

2.     Elect the Directors                                       Mgmt          No vote

3.     Approve the limit of remuneration and reward              Mgmt          No vote
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 HITE BREWERY CO LTD, SEOUL                                                                  Agenda Number:  701584648
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1593V105
    Meeting Type:  EGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  KR7000140004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 468744 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the spin-off                                      Mgmt          No vote

2.     Appoint Mr. Yoo Byungjae, External Director,              Mgmt          No vote
       as a Member of the Audit Committee




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION IND LTD                                                                   Agenda Number:  701554671
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36861105
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2008
          Ticker:
            ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 451047 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting    No vote

A.2    The 2007 audited reports                                  Non-Voting    No vote

A.3    The status of joint-venture in People's Republic          Non-Voting    No vote
       of China

A.4    The establishment for the rules of the Board              Non-Voting    No vote
       Meeting

A.5    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2007 financial statements                     Mgmt          No vote

B.2    Approve the 2007 profit distribution                      Mgmt          No vote

B.3    Approve to issue new shares from retained earnings        Mgmt          No vote

B.4    Approve the proposal of capital injection to              Mgmt          No vote
       issue global depositary receipt

B.5    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.6    Approve to revise the procedures of asset acquisition     Mgmt          No vote
       or disposal

B.7    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701428193
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2007
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the terms and conditions of the agreement        Mgmt          No vote
       made between the Company and Cheung Kong Infrastructure
       Holdings Limited [CKI] dated 30 OCT 2007 [the
       Agreement]; the acquisition by the Company
       of 50% of the entire issued share capital of
       Stanley Power Incorporation as at the completion
       date of the Agreement and the carrying out
       by the Company of the related transactions
       [collectively, the Transactions] as contemplated
       under the Agreement, and/or as set out in the
       circular to the shareholders of the Company
       dated 20 NOV 2007 [the Circular]; and the implementation,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the Agreement and/or the Transactions; and
       authorize any 2 Executive Directors of the
       Company to execute all such documents and deeds
       [and if necessary apply the common seal of
       the Company thereto] and do all such acts,
       matters and things as they may in their discretion
       consider necessary or desirable on behalf of
       the Company for the purpose of implementing,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the Agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement and/or the Transactions, including
       agreeing any modifications, amendments, waivers,
       variations or extensions of the Agreement and
       /or any deed, document, undertaking or obligation
       entered into or associated with the Agreement
       and/or any deed, document, undertaking or obligation
       entered into or associated with the Agreement
       and/or the Transactions, as such Directors
       may deem fit




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701520454
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  AGM
    Meeting Date:  30-May-2008
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          No vote
       Directors and of the Auditors for the 2007

2.     Approve the Directors' remuneration report for            Mgmt          No vote
       2007

3.1    Re-elect Mr. S .A. Catz as a Director                     Mgmt          No vote

3.2    Re-elect Mr. V. H. C. Cheng as a Director                 Mgmt          No vote

3.3    Re-elect Mr. J. D. Coombe as a Director                   Mgmt          No vote

3.4    Re-elect Mr. J. L .Duran as a Director                    Mgmt          No vote

3.5    Re-elect Mr. D. J. Flint as a Director                    Mgmt          No vote

3.6    Re-elect Mr. A. A. Flockhart as a Director                Mgmt          No vote

3.7    Re-elect Mr. W. K .L .Fung as a Director                  Mgmt          No vote

3.8    Re-elect Mr. S. T. Gulliver as a Director                 Mgmt          No vote

3.9    Re-elect Mr. J .W .J. Hughes-Hallett as a Director        Mgmt          No vote

3.10   Re-elect Mr. W. S. H. Laidlaw as a Director               Mgmt          No vote

3.11   Re-elect Mr. N. R. N. Murthy as a Director                Mgmt          No vote

3.12   Re-elect Mr. S. W. Newton as a Director                   Mgmt          No vote

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          No vote
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors to allot shares                   Mgmt          No vote

S.6    Approve to disapply the pre-emption rights                Mgmt          No vote

7.     Authorize the Company to purchase its own ordinary        Mgmt          No vote
       shares

S.8    Approve to alter the Article of Association               Mgmt          No vote

S.9    Approve to alter the Article of Association               Mgmt          No vote
       with effect from 01 OCT 2008

10.    Amend the rules for the HSBC Share Plan                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MOBIS                                                                               Agenda Number:  701464086
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3849A109
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2008
          Ticker:
            ISIN:  KR7012330007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          No vote

2.     Elect the Directors                                       Mgmt          No vote

3.     Elect the Outside Directors as a Auditor Committee        Mgmt          No vote
       Member

4.     Approve the remuneration limit for the Directors          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 JARDINE STRATEGIC HOLDINGS LTD (BERMUDAS)                                                   Agenda Number:  701539388
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50764102
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  BMG507641022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          No vote
       Auditor's report for the YE 31 DEC 2007, and
       to declare a final dividend

2.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          No vote

3.     Approve to fix the Directors fees                         Mgmt          No vote

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          No vote
       to fix their remuneration

5.     Authorize the Directors of the Company to allot           Mgmt          No vote
       or issue shares and to make and grant offers,
       agreements and options which would or might
       require shares to be allotted, issued or disposed
       of during or after the end of the Relevant
       Period up to an aggregate nominal amount of
       USD18.0 million, be and is hereby generally
       and unconditionally approved, and (b) the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted wholly for cash [whether pursuant
       to an option or otherwise] by the Directors
       pursuant to the approval in paragraph (a),
       otherwise than pursuant to a Rights Issue [for
       the purposes of this Resolution, 'Rights Issue'
       being an offer of shares or other securities
       to holders of shares or other securities on
       the Register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto [subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory], shall not exceed
       USD2.7 million, and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this Resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting]

6.     Authorize the Directors of the Company to purchase        Mgmt          No vote
       its own shares, subject to and in accordance
       with all applicable laws and regulations, during
       the Relevant Period [for the purposes of this
       Resolution, 'Relevant Period' being the period
       from the passing of this Resolution until the
       earlier of the conclusion of the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this Resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting] be and is
       hereby generally and unconditionally approved,
       (b) the aggregate nominal amount of shares
       of the Company which the Company may purchase
       pursuant to the approval in paragraph (a) of
       this Resolution shall be less than 15% of the
       aggregate nominal amount of the existing issued
       share capital of the Company at the date of
       this meeting, and such approval shall be limited
       accordingly, and (c) the approval in paragraph
       (a) of this Resolution shall, where permitted
       by applicable laws and regulations and subject
       to the limitation in paragraph (b) of this
       Resolution, extend to permit the purchase of
       shares of the Company (i) by subsidiaries of
       the Company and (ii) pursuant to the terms
       of put warrants or financial instruments having
       similar effect ['Put Warrants'] whereby the
       Company can be required to purchase its own
       shares, provided that where Put Warrants are
       issued or offered pursuant to a Rights Issue
       [as defined in Resolution 5 above] the price
       which the Company may pay for shares purchased
       on exercise of Put Warrants shall not exceed
       15% more than the average of the market quotations
       for the shares for a period of not more than
       30 nor less than the five dealing days falling
       one day prior to the date of any public announcement
       by the Company of the proposed issue of put
       warrants

7.     Approve, provided that any purchases of Jardine           Mgmt          No vote
       Matheson shares by the Company pursuant to
       this authority shall be in accordance with
       and limited by the terms of the authority granted
       to the directors of Jardine Matheson by its
       shareholders from time to time and that the
       authority granted by this Resolution shall
       be limited accordingly the purchase by the
       Company of shares of US 25 cents each in Jardine
       Matheson Holdings Limited ['Jardine Matheson']
       during the Relevant Period [Authority expires
       the earlier of the conclusion of the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this Resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting or the cessation
       of the Company's status as a subsidiary of
       Jardine Matheson]




--------------------------------------------------------------------------------------------------------------------------
 K T & G CORP                                                                                Agenda Number:  701462361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49904108
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2008
          Ticker:
            ISIN:  KR7033780008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          No vote

2.     Elect 2 Executive Directors                               Mgmt          No vote

3.     Elect 3 Outside Directors                                 Mgmt          No vote

4.     Elect the Outside Director as Audit Committee             Mgmt          No vote
       Member

5.     Approve the limit of remuneration for the Directors       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  701413750
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5485F144
    Meeting Type:  SGM
    Meeting Date:  07-Dec-2007
          Ticker:
            ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Disposal and the Agreements,       Mgmt          No vote
       as well as all other agreements in relation
       to and the transactions contemplated under
       the disposal and the Agreements, as specified;
       and authorize the Directors of the Company
       to do all such acts and things and execute
       such documents on behalf of the Company as
       they may in their absolute discretion necessary,
       desirable or expedient to implement and/ or
       give effect to the disposal and the Agreements,
       as well as all the agreements in relation to
       and the transactions contemplated under the
       disposal and the Agreements, and/or as set
       out in the Circular, with such changes as the
       Directors may in their absolute discretion
       consider necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL AUSTRALIA BANK LTD, MELBOURNE VIC                                                  Agenda Number:  701446545
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q65336119
    Meeting Type:  AGM
    Meeting Date:  07-Feb-2008
          Ticker:
            ISIN:  AU000000NAB4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 436099 DUE TO SPLITTING OF 5TH RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the Company's financial statements and            Non-Voting    No vote
       the reports for the YE 30 SEP 2007

2.1    Re-elect Mrs. Patricia Cross as a Director,               Mgmt          No vote
       in accordance with Article 10.3 of the Company's
       Constitution

2.2    Re-elect Mr. Daniel Gilbert as a Director, in             Mgmt          No vote
       accordance with Article 10.3 of the Company's
       Constitution

2.3    Re-elect Ms. Jillian Segal as a Director, in              Mgmt          No vote
       accordance with Article 10.3 of the Company's
       Constitution

2.4    Re-elect Sir Malcolm Williamson as a Director,            Mgmt          No vote
       in accordance with Article 10.3 of the Company's
       Constitution

S.3    Approve and adopt the Constitution tabled at              Mgmt          No vote
       the AGM as the Constitution of the Company,
       in place of the present Constitution, with
       effect from the close of the meeting

4.     Approve that the maximum aggregate amount of              Mgmt          No vote
       remuneration that may be provided to the Non-Executive
       Directors of the Company be increased by AUD
       1,000,000 per annum to a maximum of AUD 4,500,000
       per annum

5.A    Approve to grant shares to the Group Chief Executive,     Mgmt          No vote
       Mr. John Stewart, under the Company's Short-Term
       Incentive Plan, as specified

5.B    Approve to grant performance rights to the Group          Mgmt          No vote
       Chief Executive, Mr. John Stewart, under the
       Company's Long-Term Incentive Plan, as specified

6.A    Approve to grant shares, performance options              Mgmt          No vote
       and performance shares to Mr. Ahmed Fahour
       [an Executive Director], under the Company's
       Short-Term Incentive and Long-Term Incentive
       Plans, as specified

6.B    Approve to grant shares, performance options              Mgmt          No vote
       and performance shares to Mr. Michael Ullmer
       [an Executive Director], under the Company's
       Short-Term Incentive and Long-Term Incentives
       Plans, as specified

7.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 RESORTS WORLD BHD                                                                           Agenda Number:  701605923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7368M113
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  MYL4715OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          No vote
       FYE 31 DEC 2007

2.     Approve to sanction the declaration of the final          Mgmt          No vote
       dividend 3.6 sen less tax 26 % FYE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          No vote
       MYR 755,900 for FYE 31 DEC 2007

4.     Re-elect Tan Sri Lim Kok Thay as a Director               Mgmt          No vote
       of the Company, pursuant to Article 129 of
       the Companies Act 1965, to hold office until
       the next AGM

5.     Re-elect Gen [R] Tansri Mohd Zahidi Bhj Zainudin          Mgmt          No vote
       as a Director of the Company, pursuant to Article
       129 of the Companies Act 1965, to hold office
       until the next AGM

6.     Re-appoint Tan Sri Alwi Jantan as a Director,             Mgmt          No vote
       in accordance with Section 129 of the Companies
       Act 1965, to hold office until the next AGM

7.     Re-appoint Tan Sri Wan Sidek BHJ Wan Abd Rahman           Mgmt          No vote
       as a Director, in accordance with Section 129
       of the Companies Act 1965, to hold office until
       the next AGM

8.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

S.1    Approve and adopt the amendments to the existing          Mgmt          No vote
       Articles of Association of the Company as proposed
       and set forth under Part C of the Document
       to Shareholders dated 30 MAY 2008; and authorize
       the Directors of the Company to do all acts
       and things and take all such steps as they
       may consider necessary and/or desirable to
       give full effect to these amendments to the
       Articles of Association of the Company

9.     Authorize the Directors, subject always to the            Mgmt          No vote
       Companies Act, 1965, the Articles of Association
       of the Company and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required, pursuant to
       Section 132D of the Companies Act, 1965, to
       issue and allot shares in the Company, at any
       time and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion deem fit provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up share capital
       of the Company for the time being; [Authority
       at the conclusion of the next AGM of the Company];
       to take all such actions that may be necessary
       and/or desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment (if any) in connection therewith;
       and to obtain the approval for the listing
       of and quotation for the additional shares
       so issued on Bursa Malaysia Securities Berhad

10.    Authorize the Company, subject to the passing             Mgmt          No vote
       of Ordinary Resolution 11, and subject to compliance
       with all applicable laws, the Company's Articles
       of Association, and the regulations and guidelines
       applied from time to time by Bursa Malaysia
       Securities Berhad ["Bursa Securities"] and/or
       any other relevant regulatory authority, to
       utilize up to the aggregate of the total retained
       earnings and share premium accounts of the
       Company based on its latest audited financial
       statements available up to the date of the
       transaction, to purchase, from time to time
       during the validity of the approval and authority
       under this resolution, such number of ordinary
       shares of 10 sen each in the Company [as may
       be determined by the Directors of the Company]
       on Bursa Securities upon such terms and conditions
       as the Directors may deem fit and expedient
       in the interests of the Company, provided that
       the aggregate number of shares to be purchased
       and/or held by the Company pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up ordinary share capital of
       the Company at the time of purchase and provided
       further that in the event that the Company
       ceases to hold all or any part of such shares
       as a result of (among others) cancellations,
       resales and/or distributions of any of these
       shares so purchased, the Company shall be entitled
       to further purchase and/or hold such additional
       number of shares as shall [in aggregate with
       the shares then still held by the Company]
       not exceed 10% of the total issued and paid-up
       ordinary share capital of the Company at the
       time of purchase; based on the audited financial
       statements of the Company for the FYE 31 DEC
       2007, the Companys retained earnings and share
       premium accounts were approximately MYR 7,147.7
       million and MYR 927.7 million respectively;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM is
       required by law to be held, unless earlier
       revoked or varied by ordinary resolution of
       the members of the Company in general meeting];
       and authorize the Directors of the Company
       in their absolute discretion, to deal with
       any shares purchased and any existing treasury
       shares ["the said Shares"] in the following
       manner: (i) cancel the said Shares; and/or
       (ii) retain the said Shares as treasury shares;
       and/or (iii) distribute all or part of the
       said Shares as dividends to shareholders, and/or
       resell all or part of the said Shares on Bursa
       Securities in accordance with the relevant
       rules of Bursa Securities and/or cancel all
       or part of the said Shares, or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and guidelines applied
       from time to time by Bursa Securities and/or
       any other relevant authority for the time being
       in force and that the authority to deal with
       the said Shares shall continue to be valid
       until all the said Shares have been dealt with
       by the Directors of the Company; and to take
       all such actions that may be necessary and/or
       desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment [if any] as may be imposed by any
       relevant regulatory authority or Bursa Securities
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

11.    Approve that, subject to the passing of Ordinary          Mgmt          No vote
       Resolution 10 and the approval of the Securities
       Commission ["SC"], Genting Berhad ["Genting"]
       and the persons acting in concert with Genting
       ["PAC"] to be exempted from the obligation
       to undertake a mandatory take-over offer on
       the remaining voting shares in the Company
       not already owned by them under Part II of
       the Malaysian Code on Take-Overs and Mergers,
       1998 ["Code"], which may arise upon the future
       purchase by the Company of its own shares pursuant
       to Ordinary Resolution 10, in conjunction with
       the application submitted by Genting and the
       PACs to the SC under Practice Note 2.9.10 of
       the Code, and authorize the Directors of the
       Company to take all such actions that may be
       necessary and/or desirable to give effect to
       this resolution and in connection therewith
       to enter into and execute on behalf of the
       Company any instrument, agreement and/or arrangement
       with any person, and in all cases with full
       power to assent to any condition, modification,
       variation and/or amendment [if any] as may
       be imposed by any relevant regulatory authority
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

       Transact any other business of which due notice           Non-Voting    No vote
       shall have been given

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION
       AND CHANGE IN SEQUENCE OF RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 S1 CORPORATION                                                                              Agenda Number:  701482301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y75435100
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  KR7012750006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 31st income statement, balance sheet,         Mgmt          No vote
       proposed disposition of retained earning

2.     Elect 1 Standing Director                                 Mgmt          No vote

3.     Approve the limit of remuneration for the Directors       Mgmt          No vote

4.     Approve the remuneration limit for the Auditors           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED PLC, LONDON                                                              Agenda Number:  701505743
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84228157
    Meeting Type:  AGM
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  GB0004082847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report for the YE 31 DEC               Mgmt          No vote
       2007

2.     Approve to declare a final dividend of USD 56.23          Mgmt          No vote
       cents per ordinary share for the YE 31 DEC
       2007

3.     Approve the Directors' remuneration report for            Mgmt          No vote
       the YE 31 DEC 2007 as specified of annual report
       and accounts

4.     Re-elect Mr. M.B. DeNoma as a executive Director,         Mgmt          No vote
       who retires by rotation

5.     Re-elect Ms. V. F. Gooding as a Non-executive             Mgmt          No vote
       Director , who retires by rotation

6.     Re-elect Mr. R. H. P. Markham as a Non-executive          Mgmt          No vote
       Director , who retires by rotation

7.     Re-elect Mr. P. A. Sands as a Executive Director          Mgmt          No vote
       , who retires by rotation

8.     Re-elect Mr. O. H. J. Stocken as a Non-executive          Mgmt          No vote
       Director , who retires by rotation

9.     Elect Mr. G. R. Bullock as a Executive Director           Mgmt          No vote
       by the Board during the year

10.    Elect Mr. S. B. Mittal as a Non-executive Director        Mgmt          No vote
       by the Board during the year

11.    Elect Mr. J .W. Peace as a Non-executive Director         Mgmt          No vote
       by the Board during the year

12.    Re-appoint KPMG Audit PLC as the Auditor to               Mgmt          No vote
       the Company until the end of next year's AGM

13.    Authorize the Board to set the Auditor's fees             Mgmt          No vote

14.    Authorize the Board, to allot relevant securities         Mgmt          No vote
       [as defined in the Companies Act 1985], such
       authority to be limited to: A) the allotment
       up to a total nominal value of USD 141,042,099
       [being not greater than 20% of the issued ordinary
       share capital of the Company as at the date
       of this resolution]; B) the allotment [when
       combined with any allotment made under (A)
       above) of relevant securities up to a total
       nominal value of USD 235,070,165 in connection
       with: i) an offer of relevant securities open
       for a period decided on by the Board: a) to
       ordinary shareholders on the register on a
       particular date [excluding any holder holding
       shares as treasury shares], in proportion [as
       nearly as may be] to their existing holdings
       [ignoring for this purpose both any holder
       holding shares as treasury shares and the treasury
       shares held by him]; and b) to people who are
       registered on a particular date as holders
       of other classes of equity securities [excluding
       any holder holding shares as treasury shares],
       if this is required by the rights of those
       securities or, if the Board considers it appropriate,
       as permitted by the rights of those securities,
       and so that the Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with fractional entitlements, legal, regulatory
       or practical problems in, or under the laws
       of, any territory or any other matter; and
       ii) a share dividend scheme or similar arrangement
       implemented in accordance with the Articles
       of Association of the Company; C) the allotment
       of relevant securities pursuant to the terms
       of any existing share scheme of the Company
       or any of its subsidiary undertakings adopted
       prior to the date of this meeting, [Authority
       to apply for the period from 07 MAY 2008 until
       the earlier of the end of next year's AGM and
       06 AUG 2009 unless previously cancelled or
       varied by the Company in the meeting]; and
       authorize the Board to allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry such authorities

15.    Grant authority to the Board to allot relevant            Mgmt          No vote
       securities up to a total nominal value of USD
       141,042,099 pursuant to paragraph (A) of Resolution
       14 set out above be extended by the addition
       of such number of ordinary shares of USD 0.50
       each representing the nominal amount of the
       Company's share capital repurchased by the
       Company pursuant to Resolution 17 set out below

S.16   Authorize the Board, subject to the passing               Mgmt          No vote
       of Resolution 14 is passed as an ordinary resolution,
       the Board be given power to allot equity securities
       [as defined in the Companies Act 1985] for
       cash under the authority given by that resolution
       and/or where the allotment constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the Companies Act 1985, free of the restriction
       in Section 89(1) of the Companies Act 1985,
       such power to be limited to: a) the allotment
       of equity securities in connection with an
       offer of equity securities open for a period
       decided on by the Board: i) to the ordinary
       shareholders on the register on a particular
       date [excluding any holder holding shares as
       treasury shares], in proportion [as nearly
       as may be] to their existing holdings [ignoring
       for this purpose both any holder holding shares
       as treasury shares and the treasury shares
       held by him]; and ii) to people who are registered
       on a particular date as the holders of other
       classes of equity securities [excluding any
       holder holding shares as treasury shares],
       if this is required by the rights of those
       securities or, if the Board considers it appropriate,
       as permitted by the rights of those securities,
       and so that the Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with fractional entitlements, legal, regulatory
       or practical problems in, or under the laws
       of, any territory or any other matter; and
       b) the allotment [otherwise than under (A)
       above] of equity securities up to a total nominal
       value of USD 35,260,524, [Authority to apply
       from 07 MAY 2008 until the earlier of the end
       of next year's AGM and 06 AUG 2009 unless previously
       cancelled or varied by the Company in the meeting
       ]; and authorize the Board to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.17   Authorize the Company, to make market purchases           Mgmt          No vote
       [as defined in the Companies Act 1985] of its
       ordinary shares of USD 0.50 each provided that:
       a) the Company does not purchase more than
       141,042,099 shares under this authority; b)
       the Company does not pay less for each share
       [before expenses] than USD 0.50 [or the equivalent
       in the currency in which the purchase is made,
       calculated by reference to a spot exchange
       rate for the purchase of US dollars with such
       other currency as displayed on the appropriate
       page of the Reuters screen at or around 11.00am
       London time on the business day before the
       day the Company agrees to buy the shares];
       and c) the Company does not pay more for each
       share [before expenses] than 5% over the average
       of the middle market prices of the ordinary
       shares according to the Daily Official List
       of the London Stock Exchange for the 5 business
       days immediately before the date on which the
       Company agrees to buy the shares; [Authority
       apply from 07 MAY 2008 until the earlier of
       the end of next year's AGM and 06 AUG 2009
       unless previously cancelled or varied by the
       Company in the general meeting]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares in accordance with any such
       agreement as if the authority had not ended

S.18   Authorize the Company, to make market purchases           Mgmt          No vote
       [as defined in the Companies Act 1985] of up
       to USD 15,000 dollar preference shares and
       up to 195,285,000 starling preference shares
       provided that: a) the Company does not pay
       less for each share [before expenses] than
       the nominal value of the share [or the equivalent
       in the currency in which the purchase is made,
       calculated by reference to the spot exchange
       rate for the purchase of the currency in which
       the relevant share is denominated with such
       other currency as displayed on the appropriate
       page of the Reuters screen at or around 11.00am
       London time on the business day before the
       day the Company agrees to buy the shares];
       and ; b) the Company does not pay more: i)
       for each sterling preference share [before
       expenses] than 25% over the average middle
       market prices of such shares according to the
       Daily Official List of the London Stock Exchange
       for the 10 business days immediately before
       the date on which the Company agrees to buy
       the shares; and ii) for each US dollar preference
       share [before expenses] than 25% of the average
       middle market quotations for such shares according
       to the Daily Official List of the London Stock
       Exchange for the 10 business days immediately
       before the date on which the Company agrees
       to buy the shares; [Authority to apply from
       07 MAY 2008 until the earlier of the end of
       next year's AGM or 06 AUG 2009 unless previously
       cancelled or varied by the Company in general
       meeting]; the Company, before the expiry, may
       make a contract to purchase shares in accordance
       with any such agreement as if the authority
       had not ended

S.19   Approve and adopt the Articles of Association             Mgmt          No vote
       produced to the meeting and signed by the Chairman
       of the meeting for the purposes of identification
       as the new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association

20.    Authorize in accordance with Sections 366 and             Mgmt          No vote
       367 of the Companies Act 2006, the Company
       and all the Companies that are its subsidiaries
       during the period for which this resolution
       is effective: A) make donations to political
       parties and/or independent election candidates
       not exceeding GBP 100,000 in total; B) make
       donations to political organizations other
       than political parties not exceeding GBP 100,000
       in total; C) incur political expenditure not
       exceeding GBP 100,000 in total; [as such terms
       are defined in Sections 363 to 365 of the Companies
       Act 2006] provided that the aggregate amount
       of any such donations and expenditure shall
       not exceed GBP 100,000 during the period period
       beginning with the date of passing this resolution;
       [Authority expiring on the earlier of the next
       year's AGM and 06 AUG 2009 unless previously
       renewed, revoked or varied by the Company in
       general meeting]

21.    Authorize the Board : i) to make an offer to              Mgmt          No vote
       the holders of ordinary shares [excluding any
       member holding shares as treasury shares] to
       elect to receive new ordinary shares in the
       capital of the Company in lieu of all or any
       part of any interim or final dividend paid
       in respect of any financial period of the Company
       ending on or prior to 31 DEC 2013 upon such
       terms as the Board may determine; ii) in respect
       of any such dividend to capitalize such amount
       standing to the credit of the Company's reserves
       as may be necessary, and the making by the
       Board of any such offer and any such capitalization
       by the Board in each case in respect of any
       prior financial period is confirmed




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PPTYS LTD                                                                      Agenda Number:  701382575
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          No vote
       and the reports of Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare the final dividend                                Mgmt          No vote

3.I.A  Re-elect Mr. Yip Dicky Peter as Director                  Mgmt          No vote

3.I.B  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          No vote
       Director

3.I.C  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          No vote

3.I.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          No vote

3.I.e  Re-elect Mr. Kwong Chun as a Director                     Mgmt          No vote

3.II   Approve to fix Directors' fees [the proposed              Mgmt          No vote
       fees to be paid to each Director, each Vice-Chairman
       and the Chairman for the FY ending 30 JUN 2008
       are HKD 100,000, HKD 110,000 and HKD 120,000
       respectively]

4.     Re-appoint Auditors and to authorize the Board            Mgmt          No vote
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          No vote
       shares of the Company during the relevant period
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       of this resolution, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Articles of Association or by the laws
       of Hong Kong to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          No vote
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus the nominal amount of share capital
       repurchased by the Company [up to 10% of the
       aggregate nominal amount of the issued share
       capital of the Company], otherwise than pursuant
       to i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by its Articles of Association or
       by the Laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          No vote
       of the Company referred to in Resolution 6
       in respect of the share capital of the Company,
       as specified

S.8    Amend the Articles 2, 27, 95, 103(A)(ii), 103(D),         Mgmt          No vote
       104(A), 108, 110, 119, 121(B), 170  of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 VANGUARD INTERNATIONAL SEMICONDUCTOR CORP                                                   Agenda Number:  701610289
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9353N106
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0005347009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the businesss of 2007                           Non-Voting    No vote

A.2    To report the Supervisors' report                         Non-Voting    No vote

B.1    Approve to acknowledge 2007 financial statements          Mgmt          No vote
       and business report

B.2    Approve to acknowledge the proposal for distribution      Mgmt          No vote
       of 2007 profits

C.1    Approve the capital increase out of earning               Mgmt          No vote
       or capital reserves in 2007

C.2    Elect Mr. C.S. Hsu [ Shareholder No.2] as the             Mgmt          No vote
       Board of Director for the 5th term

C.3    Approve the removal of non-competetion restrictions       Mgmt          No vote
       on the Board of Director elected in the shareholder
       meeting

       Other business and special motion                         Non-Voting    No vote

       Meeting adjourned                                         Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 470802 DUE TO ADDITTION OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.



SPARX JAPAN FUND
--------------------------------------------------------------------------------------------------------------------------
 ASICS CORPORATION                                                                           Agenda Number:  701623440
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03234150
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3118000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Increase Auditors
       Board Size to 5

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOSCH CORPORATION                                                                           Agenda Number:  701482793
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0448M119
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2008
          Ticker:
            ISIN:  JP3426800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHIP ONE STOP,INC.                                                                          Agenda Number:  701489379
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0645S109
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3510400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Authorize Use of Stock Options for Directors              Mgmt          Against                        Against
       and Corporate Auditors

4      Allow Board to Authorize Use of Stock Options             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUJI SEAL INTERNATIONAL,INC.                                                                Agenda Number:  701622765
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15183106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3813800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IHI CORPORATION                                                                             Agenda Number:  701507002
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2398N105
    Meeting Type:  EGM
    Meeting Date:  18-Apr-2008
          Ticker:
            ISIN:  JP3134800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IHI CORPORATION                                                                             Agenda Number:  701613057
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2398N105
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3134800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INTELLIGENCE,LTD.                                                                           Agenda Number:  701580323
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2402D101
    Meeting Type:  AGM
    Meeting Date:  26-May-2008
          Ticker:
            ISIN:  JP3153000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ISUZU MOTORS LIMITED                                                                        Agenda Number:  701615366
--------------------------------------------------------------------------------------------------------------------------
        Security:  J24994105
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3137200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU CORPORATION                                                                          Agenda Number:  701608347
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2501P104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3143600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JFE HOLDINGS,INC.                                                                           Agenda Number:  701610392
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2817M100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3386030005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JUKI CORPORATION                                                                            Agenda Number:  701627688
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87086112
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3390400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAJIMA CORPORATION                                                                          Agenda Number:  701629911
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29223120
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3210200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines, Adopt Reduction of Liability System
       for Outside        Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 KAO CORPORATION                                                                             Agenda Number:  701603448
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30642169
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3205800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Delegation to the Meeting of the Board of Directors       Mgmt          For                            For
       of the Company of Determination of Matters
       for Offering of Stock Acquisition Rights to
       be Issued as Stock Options

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 KAWASAKI KISEN KAISHA,LTD.                                                                  Agenda Number:  701608296
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31588114
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3223800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEYENCE CORPORATION                                                                         Agenda Number:  701621636
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32491102
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  JP3236200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD.                                                                                Agenda Number:  701607814
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35759125
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Giving the Board of Directors the Authority               Mgmt          For                            For
       to Issue Stock Acquisition Rights as Stock
       Options to Employees of the Company and Directors
       of Major Subsidiaries of the Company




--------------------------------------------------------------------------------------------------------------------------
 KYOKUTO SECURITIES CO.,LTD.                                                                 Agenda Number:  701620646
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37953106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3256970009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Financial       Instruments and
       Exchange Law

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUBENI CORPORATION                                                                        Agenda Number:  701601331
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39788138
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3877600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MISUMI GROUP INC.                                                                           Agenda Number:  701623197
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43293109
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3885400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CORPORATION                                                                      Agenda Number:  701608246
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43830116
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3898400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Grant stock acquisition rights as stock options           Mgmt          For                            For

6.     Approve reserved retirement remuneration for              Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO FINANCIAL GROUP,INC.                                                                 Agenda Number:  701607927
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4599L102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3885780001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Allotment of shares or fractions of a share               Mgmt          For                            For
       without consideration

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Revision of the remuneration of Directors and             Mgmt          For                            For
       Corporate Auditors, and determination of the
       amount and specific details of stock option
       remuneration

7.     Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 MIZUNO CORPORATION                                                                          Agenda Number:  701631233
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46023123
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3905200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Amend Articles to: Increase Board Size to 14              Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          Abstain                        Against

4.2    Appoint a Director                                        Mgmt          Abstain                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NHK SPRING CO.,LTD.                                                                         Agenda Number:  701634001
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49162126
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3742600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Treasury Shares           Mgmt          For                            For
       for Odd-Lot Purchases

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHEET GLASS COMPANY,LIMITED                                                          Agenda Number:  701635902
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55655120
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3686800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt an Executive Officer             Mgmt          For                            For
       System, Allow Board to          Authorize Use
       of Appropriation of Retained Earnings

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701603575
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OBAYASHI CORPORATION                                                                        Agenda Number:  701618069
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59826107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3190000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RICOH COMPANY,LTD.                                                                          Agenda Number:  701610479
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64683105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3973400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROHTO PHARMACEUTICAL CO.,LTD.                                                               Agenda Number:  701620280
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65371106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3982400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers

4.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAINT MARC HOLDINGS CO.,LTD.                                                                Agenda Number:  701634936
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6691W100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3337070001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMANO INC.                                                                                Agenda Number:  701481246
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72262108
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  JP3358000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMIZU CORPORATION                                                                         Agenda Number:  701623692
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72445117
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3358800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMCO CORPORATION                                                                           Agenda Number:  701527953
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76896109
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  JP3322930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701601355
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77282119
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options to the Company's
       Directors

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL INDUSTRIES,LTD.                                                              Agenda Number:  701601432
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77669133
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  JP3402200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL MINING CO.,LTD.                                                              Agenda Number:  701610621
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77712123
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3402600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI FINANCIAL GROUP,INC.                                                        Agenda Number:  701620367
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7771X109
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3890350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REAL ESTATE SALES CO.,LTD.                                                         Agenda Number:  701622157
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7786K100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3409200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SURUGA BANK LTD.                                                                            Agenda Number:  701622688
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78400108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3411000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 T.RAD CO., LTD.                                                                             Agenda Number:  701622866
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9297E102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3620200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan, and Authorize Use of Stock Options




--------------------------------------------------------------------------------------------------------------------------
 TADANO LTD.                                                                                 Agenda Number:  701625963
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79002101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3465000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Directors, Adopt Reduction
       of Liability System for Outside Auditors

3      Amend Articles to: Increase Authorized Capital            Mgmt          For                            For
       to 400M shs., Make Resolutions Related to Anti-Takeover
       Defense Measures,Authorize Board to Adopt
       Anti-Takeover Defense Measures

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAISEI CORPORATION                                                                          Agenda Number:  701607713
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79561130
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3443600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIYO NIPPON SANSO CORPORATION                                                              Agenda Number:  701615265
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55440119
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3711600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Delegate the Board of Directors to Authorize              Mgmt          For                            For
       Use of Free Share Purchase Warrants for Exercising
       the Anti-Takeover Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 TERUMO CORPORATION                                                                          Agenda Number:  701610950
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83173104
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3546800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYU CORPORATION                                                                           Agenda Number:  701613172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88720123
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3574200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LIVABLE,INC.                                                                          Agenda Number:  701616091
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8886N101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  JP3569600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Commercial      Code, Adopt Reduction
       of Liability System for Directors and Corporate
       Auditors

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701603474
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89752117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          Abstain                        Against

1.2    Appoint a Director                                        Mgmt          Abstain                        Against

1.3    Appoint a Director                                        Mgmt          Abstain                        Against

1.4    Appoint a Director                                        Mgmt          Abstain                        Against

1.5    Appoint a Director                                        Mgmt          Abstain                        Against

1.6    Appoint a Director                                        Mgmt          Abstain                        Against

1.7    Appoint a Director                                        Mgmt          Abstain                        Against

1.8    Appoint a Director                                        Mgmt          Abstain                        Against

1.9    Appoint a Director                                        Mgmt          Abstain                        Against

1.10   Appoint a Director                                        Mgmt          Abstain                        Against

1.11   Appoint a Director                                        Mgmt          Abstain                        Against

1.12   Appoint a Director                                        Mgmt          Abstain                        Against

1.13   Appoint a Director                                        Mgmt          Abstain                        Against

1.14   Appoint a Director                                        Mgmt          Abstain                        Against

2.1    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.2    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.3    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.4    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.5    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.6    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.7    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.8    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.9    Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.10   Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.11   Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.12   Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

2.13   Shareholders' Proposal : Appoint a Director               Shr           Abstain                        Against

3.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

4.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

5.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

6.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

7.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

8.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701616027
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92676113
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

4      Approve Purchase of Own Shares                            Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UNICHARM CORPORATION                                                                        Agenda Number:  701620836
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94104114
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3951600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YASKAWA ELECTRIC CORPORATION                                                                Agenda Number:  701601292
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9690T102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2008
          Ticker:
            ISIN:  JP3932000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For

7.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

8.     Approve Retirement Allowance for Retiring Outside         Mgmt          For                            For
       Corporate Auditors, and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Outside Director




--------------------------------------------------------------------------------------------------------------------------
 ZENRIN CO.,LTD.                                                                             Agenda Number:  701608309
--------------------------------------------------------------------------------------------------------------------------
        Security:  J98843105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  JP3430400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Approve Policy regarding Large-scale Purchases            Mgmt          For                            For
       of Company Shares



SPARX JAPAN SMALLER COMPANIES FUND
--------------------------------------------------------------------------------------------------------------------------
 ALPHA SYSTEMS INC.                                                                          Agenda Number:  701626472
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01124106
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3126330004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BENEFIT ONE INC.                                                                            Agenda Number:  701637425
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0447X108
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3835630009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHIYODA CO.,LTD.                                                                            Agenda Number:  701576881
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06342109
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  JP3528400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CLARION CO.,LTD.                                                                            Agenda Number:  701618425
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08064107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3269200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 CULTURE CONVENIENCE CLUB CO.,LTD.                                                           Agenda Number:  701612980
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0845S107
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3220500007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAI-ICHI SEIKO CO.,LTD.                                                                     Agenda Number:  701640078
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11258100
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3476210004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Company to Repurchase            Mgmt          For                            For
       its Own Shares

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJIBO HOLDINGS,INC.                                                                        Agenda Number:  701622967
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76594100
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3820800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size, Adopt               Mgmt          For                            For
       Reduction of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUJIKURA KASEI CO.,LTD.                                                                     Agenda Number:  701627068
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14742100
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3811200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJISTAFF HOLDINGS,INC.                                                                     Agenda Number:  701633706
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16486102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3815050004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 HIRATA CORPORATION                                                                          Agenda Number:  701630990
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21043104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3795300007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 JAPAN WIND DEVELOPMENT CO.,LTD.                                                             Agenda Number:  701622513
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27943109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  JP3748800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Board Size to 6,              Mgmt          For                            For
       Adopt Reduction of Liability     System for
       Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAKAKU.COM,INC.                                                                             Agenda Number:  701633871
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29258100
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3206000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANTO NATURAL GAS DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701482882
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30470116
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  JP3232200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MCJ CO.,LTD.                                                                                Agenda Number:  701639164
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4168Y105
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3167420003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Clarify         Mgmt          For                            For
       the Maximum Size of Board   upto 10, and Adopt
       Restriction to the Rights for Odd-Lot Shares

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MESSAGE CO.,LTD.                                                                            Agenda Number:  701631992
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4277J106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3921020008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIRAIAL CO.,LTD.                                                                            Agenda Number:  701530239
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4352A103
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  JP3910570005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITANI SEKISAN CO.,LTD.                                                                     Agenda Number:  701621840
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43486109
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  JP3887600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MONEY PARTNERS CO.,LTD                                                                      Agenda Number:  701618362
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46584108
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  JP3869930002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary and Create a      Holding Company
       Structure, MONEY PARTNERS GROUP CO.,LTD.,

3      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to MONEY PARTNERS GROUP        CO.,LTD., Expand
       Business Lines

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIHON DENGI CO.,LTD.                                                                        Agenda Number:  701634443
--------------------------------------------------------------------------------------------------------------------------
        Security:  J50135102
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3734350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NITTOKU ENGINEERING CO.,LTD.                                                                Agenda Number:  701622830
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49936107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3684700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 OPT,INC.                                                                                    Agenda Number:  701489305
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61659108
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3197730009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Others                                                    Mgmt          For                            For

5      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 OPTEX COMPANY,LIMITED                                                                       Agenda Number:  701482971
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61654109
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2008
          Ticker:
            ISIN:  JP3197700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 PRESTIGE INTERNATIONAL INC.                                                                 Agenda Number:  701634962
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6401L105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3833620002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RISA PARTNERS, INC.                                                                         Agenda Number:  701482806
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6522K101
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  JP3974150009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMANTHA THAVASA JAPAN LIMITED                                                              Agenda Number:  701585943
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67685107
    Meeting Type:  AGM
    Meeting Date:  30-May-2008
          Ticker:
            ISIN:  JP3322830005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SATO CORPORATION                                                                            Agenda Number:  701623111
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69682102
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3321400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SBS HOLDINGS,INC.                                                                           Agenda Number:  701488151
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6985F102
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3163500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For

4      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHINWA KAIUN KAISHA,LTD.                                                                    Agenda Number:  701622400
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74100108
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3385000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SRA HOLDINGS,INC.                                                                           Agenda Number:  701634950
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7659S107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3161450006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

2      Approve Issuance of Stock Options to Directors            Mgmt          For                            For
       and Employees, and  Directors  and Employees
       of Wholly-Owned Subsidiaries

3      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SRI SPORTS LIMITED                                                                          Agenda Number:  701482983
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76564103
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2008
          Ticker:
            ISIN:  JP3161300003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STUDIO ALICE CO.,LTD.                                                                       Agenda Number:  701488137
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7675K104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  JP3399240005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELEPARK CORP.                                                                              Agenda Number:  701634695
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8298A101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3893700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Merger with MS Communications                     Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Change Official Company Name to   T-Gaia Corporation,
       Expand Business Lines, Increase Authorized
       Capital to 2   Mil shs, Adopt Reduction of
       Liability System for All Directors

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Director due to Merger                          Mgmt          For                            For

5.2    Appoint a Director due to Merger                          Mgmt          For                            For

5.3    Appoint a Director due to Merger                          Mgmt          For                            For

5.4    Appoint a Director due to Merger                          Mgmt          For                            For

6      Appoint a Corporate Auditor                               Mgmt          For                            For

7.1    Appoint a Corporate Auditor due to Merger                 Mgmt          For                            For

7.2    Appoint a Corporate Auditor due to Merger                 Mgmt          For                            For

8      Amend the Compensation to be Received by Directors        Mgmt          For                            For

9      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOHOKUSHINSHA FILM CORPORATION                                                              Agenda Number:  701639037
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8514F108
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3604400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO DERICA CO.,LTD.                                                                       Agenda Number:  701633465
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8676M107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3584700003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       a Director and Approve Special  Payment for
       a Deceased Auditor




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LIVABLE,INC.                                                                          Agenda Number:  701616091
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8886N101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  JP3569600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Commercial      Code, Adopt Reduction
       of Liability System for Directors and Corporate
       Auditors

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UNITED TECHNOLOGY HOLDINGS CO.,LTD.                                                         Agenda Number:  701623971
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94281102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  JP3949500007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Official Company Name,          Mgmt          For                            For
       Change Company's Location

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Amend the Compensation to be Received by Directors        Mgmt          For                            For

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 YUSHIN PRECISION EQUIPMENT CO.,LTD.                                                         Agenda Number:  701637639
--------------------------------------------------------------------------------------------------------------------------
        Security:  J98526106
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3944500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         SPARX Asia Funds
By (Signature)       /s/ Evan Gartenlaub
Name                 Evan Gartenlaub
Title                President
Date                 08/21/2008